UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Portfolio of Investments — March 31, 2009 — (unaudited)

	Principal	Market Value
Security Description	Amount	(Note 1)

SHORT-TERM INVESTMENT SECURITIES — 86.9%
Certificates of Deposit — 6.6%
Bank of America NA 0.80% due 06/04/09	$100,000	$100,000
BNP Paribas New York Branch 0.87% due 04/28/09	200,000	200,000
Calyon New York Branch 1.00% due 05/11/09	100,000	100,000
Canadian Imperial Bank New York Branch 0.91% due 06/08/09	100,000	100,002
DnB NOR Bank ASA New York Branch 0.85% due 06/08/09	100,000	100,000
Svenska Handelsbanken New York Branch 0.85% due 05/11/09	150,000	150,000
UBS AG Stamford Branch 0.60% due 04/13/09	100,000	100,000

Total Certificates of Deposit (amortized cost $850,002)		850,002

Commercial Paper — 4.4%
General Electric Capital Corp. 0.55% due 06/29/09	250,000	249,660
Lloyds TSB Bank PLC New York Branch 1.01% due 04/07/09	175,000	174,970
Societe Generale NA 0.67% due 05/18/09	150,000	149,869

Total Commercial Paper (amortized cost $574,499)		574,499

Medium Term Notes — 2.3%
Procter & Gamble Co. Senior Notes 1.31% due 09/09/09 (1)	105,000	105,000
Procter & Gamble International Funding SCA Senior Notes 1.49% due 02/08/10 (1)	60,000	60,000
Toyota Motor Credit Corp. Senior Notes 2.43% due 01/29/10 (1)	121,000	121,014

Total Medium Term Notes (amortized cost $286,014)		286,014

U.S. Government Agencies — 73.6%
Federal Home Loan Bank Disc. Notes
0.29% due 05/11/09	250,000	249,919
0.35% due 04/03/09	300,000	299,994
0.35% due 04/20/09	155,000	154,971
0.39% due 07/17/09	250,000	249,710
0.44% due 09/16/09	150,000	149,692
0.45% due 06/25/09	270,000	269,713
0.45% due 07/07/09	250,000	249,697
0.50% due 07/14/09	210,000	209,697
0.50% due 07/22/09	470,000	469,269
0.58% due 08/19/09	275,000	274,380
0.58% due 08/21/09	180,000	179,588
0.59% due 08/11/09	250,000	249,459
Federal Home Loan Mortgage Corp. 6.63% due 09/15/09	150,000	154,164
Disc. Notes
0.30% due 06/01/09	200,000	199,898
0.50% due 06/24/09	200,000	199,767
0.50% due 07/07/09	350,000	349,528
0.52% due 09/14/09	400,000	399,041
0.55% due 07/06/09	200,000	199,707
0.56% due 08/17/09	200,000	199,571
0.57% due 08/10/09	500,000	498,956
1.04% due 02/04/10 (1)	100,000	100,000
1.07% due 04/14/09	665,000	664,743
Federal National Mtg. Assoc. Disc. Notes
0.22% due 06/01/09	658,000	657,750
0.31% due 05/01/09	400,000	399,897
0.37% due 06/25/09	250,000	249,782
0.44% due 09/25/09	150,000	149,675
0.45% due 07/14/09	129,000	128,832
0.48% due 06/15/09	100,000	99,900
0.50% due 07/01/09	150,000	149,810
0.51% due 09/09/09	400,000	399,097
0.56% due 08/26/09	450,000	448,971
0.57% due 08/19/09	300,000	299,341
0.58% due 08/12/09	585,000	583,757

Total U.S. Government Agencies (amortized cost $9,538,276)		9,538,276

Total Short-Term Investment Securities — 86.9% (amortized cost $11,248,791)		11,248,791

REPURCHASE AGREEMENT — 13.2%
Banc of America Securities Joint Repurchase Agreement (2) (amortized cost $1,715,000)	1,715,000	1,715,000

TOTAL INVESTMENTS (amortized cost $12,963,791) (3)	100.1%	12,963,791
Liabilities in excess of other assets	(0.1)	(11,901)

NET ASSETS	100.0%	$12,951,890

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.

(2)	See Note 2 for details on Joint Repurchase Agreement.

(3)	See Note 4 for cost of investments on a tax basis.

Industry Allocation
U.S. Government Agencies	73.6%
Repurchase Agreement	13.2
Commercial Banks	6.6
Diversified Financial Services	1.9
Money Center Banks	1.4
Cosmetics & Toiletries	1.3
Special Purpose Entity	1.2
Finance-Auto Loans	0.9

100.1%

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT AND QUALITY BOND PORTFOLIO
Portfolio of Investments — March 31, 2009 — (unaudited)

	Principal	Market Value
Security Description	Amount	(Note 1)

ASSET BACKED SECURITIES — 8.4%
Diversified Financial Services — 8.4%
Advanta Business Card Master Trust Series 2006, Class A7 0.57% due 10/20/12 (1)	$3,405,000	$2,951,828
Banc of America Commercial Mtg., Inc. Series 2007-1, Class A4 5.45% due 01/15/17 (2)	5,015,000	3,691,107
Banc of America Commercial Mtg., Inc. Series 2006-2, Class A4 5.74% due 05/10/45 (2)(3)	7,000,000	5,189,017
Bank of America Credit Card Trust Series 2006, Class A16 4.72% due 05/15/13	3,000,000	2,996,227
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40 (2)	5,000,000	4,475,786
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41 (2)	5,000,000	4,026,497
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-PWR9, Class A4A 4.87% due 09/11/42 (2)	2,470,000	1,929,927
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-PW11, Class A4 5.46% due 03/11/39 (2)(3)	3,870,000	3,207,917
Bear Stearns Commercial Mtg. Securities, Inc. Series 2006-T24, Class A4 5.54% due 10/12/41 (2)	4,745,000	3,910,988
BMW Vehicle Lease Trust Series 2007-1, Class A2A 4.64% due 11/16/09	850,491	848,480
Carmax Auto Owner Trust Series 2006-2, Class A4 5.14% due 11/15/11	2,235,000	2,221,465
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4 5.11% due 04/15/14	7,000,000	7,150,579
Citibank Credit Card Issuance Trust Series 2007, Class A8 5.65% due 09/20/19	4,975,000	4,760,687
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44 (2)(3)	4,700,000	3,776,423
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class A4 5.77% due 06/10/46 (2)(3)	9,500,000	7,258,264
Connecticut RRB Special Purpose Trust CL&P Series 2001-1, Class A5 6.21% due 12/30/11	3,000,000	3,111,129
Credit Suisse Mtg. Capital Certs. Series 2006-C1, Class A4 5.55% due 12/15/15 (2)(3)	4,200,000	3,405,194
Daimler Chrysler Auto Trust Series 2006-D, Class A3 4.98% due 02/08/11	654,993	657,197
Ford Credit Auto Owner Trust Series 2006-B, Class A3 5.26% due 10/15/10	1,717,674	1,724,636
Harley-Davidson Motorcycle Trust Series 2006-3, Class A4 5.22% due 06/15/13	3,000,000	2,900,112
Household Automotive Trust Series 2006-3, Class A3 5.28% due 09/19/11	1,350,975	1,352,355
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42 (2)(3)	4,500,000	3,480,617
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/40 (2)	4,700,000	3,647,212
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	469,417	390,284
MBNA Credit Card Master Note Trust Series 2005-A6, Class A6 4.50% due 01/15/13	3,185,000	3,209,752
Merrill Lynch Mtg. Trust Series 2005-CIP1, Class A4 5.05% due 07/12/38 (2)(3)	4,700,000	3,596,495
Nissan Auto Lease Trust Series 2006-A, Class A3 5.11% due 03/15/10	726,015	725,927
Nissan Auto Receivables Owner Trust Series 2006-A, Class A4 4.77% due 07/15/11	1,128,628	1,139,359
USAA Auto Owner Trust Series 2008-1, Class A4 4.50% due 10/15/13	5,415,000	5,438,688
USAA Auto Owner Trust Series 2005-3, Class A4 4.63% due 05/15/12	1,166,690	1,175,868
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A7 5.12% due 07/15/42 (2)(3)	4,650,000	3,618,359

Total Asset Backed Securities (cost $112,733,799)		97,968,376

CORPORATE BONDS & NOTES — 16.3%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	2,667,013	2,408,933

Banks-Commercial — 0.0%
US Bancorp Senior Notes 7.50% due 06/01/26	400,000	330,797

Banks-Fiduciary — 0.4%
The Bank of New York Co., Inc. Senior Notes 5.13% due 11/01/11	5,000,000	5,173,325

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	1,832,357

Banks-Super Regional — 0.2%
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	2,490,927

Computers — 0.5%
Hewlett-Packard Co. Senior Notes 5.25% due 03/01/12	5,000,000	5,250,055

Diversified Banking Institutions — 5.6%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	42,000,000	43,450,974
Bank of America Corp. Senior Notes 6.25% due 04/15/12	5,000,000	4,707,190
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	4,625,477
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	3,976,655
Morgan Stanley Senior Notes 5.45% due 01/09/17	5,000,000	4,375,000
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	1,947,417
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	1,839,648

		64,922,361

Diversified Financial Services — 2.0%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	3,000,000	2,707,866
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	10,000,000	10,069,490
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	6,300,000	5,904,171
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	4,054,490

		22,736,017

Electric-Integrated — 0.3%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	1,770,000	1,717,220
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	645,000	656,942
PECO Energy Co. 1st Refunding Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,464,576

		3,838,738

Finance-Consumer Loans — 0.6%
HSBC Finance Corp. Senior Notes 6.38% due 10/15/11	5,000,000	4,322,635
John Deere Capital Corp. Senior Notes 4.88% due 10/15/10	2,625,000	2,680,177

		7,002,812

Finance-Investment Banker/Broker — 0.6%
Credit Suisse USA, Inc. Company Guar. Notes 4.88% due 01/15/15	2,435,000	2,284,417
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	6,300,000	5,164,488

		7,448,905

Finance-Other Services — 0.3%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	3,920,553

Insurance-Life/Health — 0.6%
John Hancock Life Insurance Co. Sub. Bonds 7.38% due 02/15/24*	5,000,000	4,913,210
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	2,800,000	1,717,500

		6,630,710

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	2,492,999

Insurance-Property/Casualty — 0.1%
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	1,130,000	1,122,988

Medical-Drugs — 0.4%
Merck & Co., Inc. Senior Notes 5.13% due 11/15/11	4,000,000	4,290,784

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Notes 5.00% due 08/15/14	4,000,000	3,874,080

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,307,415

Schools — 0.9%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,478,128
Stanford University Sec. Debentures 6.88% due 02/01/24	5,000,000	5,376,650

		10,854,778

Special Purpose Entities — 0.5%
Pacific Beacon LLC Bonds 5.38% due 07/15/26*	665,000	518,467
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/22	3,736,900	5,114,172

		5,632,639

Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	339,324
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,307,255

		5,646,579

Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	2,737,295
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	897,338
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	4,514,924
Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,721,042

		9,870,599

Transport-Services — 0.8%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,502,053	3,407,656
United Parcel Service, Inc. Senior Notes Series MTNA 8.38% due 04/01/20	5,000,000	6,155,545

		9,563,201

Total Corporate Bonds & Notes (cost $197,656,776)		190,642,552

FOREIGN CORPORATE BONDS & NOTES — 1.3%
Airport Development/Maintenance — 0.3%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	2,790,963	3,001,877

Diversified Manufacturing Operations — 0.4%
Siemens Financieringsmat NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	4,786,505

Electric-Distribution — 0.3%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	4,156,236

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,240,802

Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/30	3,000,000	2,115,510

Total Foreign Corporate Bonds & Notes (cost $15,288,849)		15,300,930

MUNICIPAL BONDS & NOTES — 1.2%
U.S. Municipal Bonds & Notes — 1.2%
Atlanta Downtown Development Authority 6.88% due 02/01/21	6,000,000	6,700,920
Illinois State Taxable-Pension 5.10% due 06/01/33	2,860,000	2,499,497
Oregon School Boards Assoc. 4.76% due 06/30/28	2,800,000	2,373,532
Wisconsin State General Revenue Series A 5.70% due 05/01/26	2,500,000	2,315,000

Total U.S. Municipal Bonds & Notes (cost $15,012,940)		13,888,949

U.S. GOVERNMENT AGENCIES — 61.5%
Federal Farm Credit Bank — 2.3%
4.88% due 01/14/11*	24,800,000	26,341,429

Federal Home Loan Bank — 4.3%
1.63% due 01/21/11	9,100,000	9,161,507
3.50% due 12/10/10	14,075,000	14,577,477
4.88% due 11/18/11	11,375,000	12,316,293
5.13% due 08/14/13	13,000,000	14,469,247

		50,524,524

Federal Home Loan Mtg. Corp. — 10.6%
4.50% due 08/01/35	810,027	828,015
4.50% due 09/01/35	79,790	81,562
4.50% due 10/01/35	3,442,531	3,518,957
4.50% due 12/01/35	3,611,023	3,691,213
4.50% due 09/01/38	9,132,384	9,333,247
4.50% due 02/01/39	46,190,443	47,204,397
4.50% due 03/01/39	7,489,009	7,652,977
5.00% due 09/01/35	1,164,186	1,203,931

5.00% due 10/01/35	6,836,521	7,068,655
5.00% due 11/01/35	15,698,923	16,232,315
5.00% due 12/01/35	1,273,383	1,316,654
5.00% due 02/01/36	11,514,481	11,907,593
5.00% due 08/01/38	13,844,111	14,293,942
7.50% due 05/01/27	6,452	7,039
14.75% due 03/01/10	368	400

		124,340,897

Federal National Mtg. Assoc. — 19.7%
3.88% due 07/12/13	6,800,000	7,256,525
4.50% due 04/01/35	449,449	459,935
4.50% due 08/01/35	4,041,437	4,135,724
4.50% due 09/01/35	12,110,503	12,393,043
4.50% due 12/01/35	50,507	51,686
4.50% due 03/01/38	6,479,659	6,629,454
4.50% due 04/01/38	1,269,065	1,298,403
4.50% due 05/01/38	5,586,745	5,715,896
4.50% due 08/01/38	2,147,978	2,197,634
4.50% due 09/01/38	449,310	459,697
4.50% due 11/01/38	439,382	449,539
4.50% due 12/01/38	374,548	383,206
4.50% due 01/01/39	4,543,736	4,648,675
4.50% due 02/01/39	55,135,857	56,407,235
4.50% due 03/01/39	21,877,992	22,381,845
5.00% due 01/01/17	112,618	117,801
5.00% due 02/01/17	50,221	52,532
5.00% due 10/01/17	5,240,246	5,481,407
5.00% due 11/01/17	758,402	793,305
5.00% due 12/01/17	387,207	405,026
5.00% due 01/01/18	940,961	984,265
5.00% due 02/01/18	1,978,714	2,068,428
5.00% due 05/01/18	179,037	187,109
5.00% due 06/01/18	18,454,516	19,286,691
5.00% due 09/01/18	370,308	387,044
5.00% due 10/01/18	1,847,953	1,931,265
5.00% due 11/01/18	1,123,134	1,173,769
5.00% due 12/01/18	5,149,732	5,381,900
5.00% due 01/01/19	2,476,380	2,588,033
5.00% due 02/01/19	3,993,419	4,167,616
5.00% due 03/01/19	5,620,338	5,860,719
5.00% due 04/01/19	5,269,541	5,495,998
5.00% due 05/01/19	4,869,625	5,077,547
5.00% due 06/01/19	3,527,638	3,677,858
5.00% due 09/01/19	185,485	193,384
5.00% due 10/01/19	1,072,557	1,118,230
5.00% due 11/01/19	1,464,899	1,527,279
5.00% due 12/01/19	2,123,634	2,214,065
5.00% due 06/01/33	86,521	89,569
5.00% due 07/01/33	1,948,186	2,016,829
5.00% due 11/01/33	677,409	701,276
5.00% due 03/01/34	4,536,181	4,696,011
5.00% due 05/01/34	1,276,924	1,320,719
5.00% due 06/01/34	703,516	727,644
5.00% due 09/01/34	2,891,322	2,990,485
5.00% due 07/01/35	7,306,706	7,556,162
5.00% due 08/01/35	6,396,785	6,615,177
5.00% due 09/01/35	4,622,528	4,780,342
5.00% due 10/01/35	2,605,633	2,694,590
5.00% due 11/01/35	78,746	81,435
5.00% due 12/01/35	621,995	643,230
5.00% due 02/01/36	238,781	246,709
5.00% due 05/01/36	245,755	254,184
5.00% due 06/01/36	220,311	227,833

		230,681,963

Government National Mtg. Assoc. — 23.4%
5.00% due 07/15/33	7,727,600	8,047,974
5.00% due 10/15/33	629,673	655,778
5.00% due 11/15/33	560,254	583,481
5.00% due 12/15/33	119,442	124,394
5.00% due 01/15/34	996,056	1,036,729
5.00% due 02/15/34	507,811	528,547
5.00% due 03/15/34	438,377	456,278
5.00% due 05/15/34	58,424	60,801
5.00% due 11/15/34	18,328,002	19,065,408
5.00% due 01/15/35	151,639	157,734
5.00% due 03/15/35	196,672	204,549
5.00% due 06/15/35	148,818	154,778
5.00% due 08/15/35	1,061,486	1,104,002
5.00% due 09/15/35	1,469,294	1,528,142
5.00% due 10/15/35	853,959	888,162
5.00% due 11/15/35	2,333,494	2,426,955
5.00% due 12/15/35	1,956,357	2,034,716
5.00% due 01/15/36	1,038,791	1,079,747
5.00% due 02/15/36	325,545	338,380
5.00% due 03/15/36	2,598,151	2,700,590
5.00% due 04/15/36	2,460,737	2,557,757
5.00% due 05/15/36	1,175,539	1,221,888
5.00% due 07/15/36	1,992,350	2,070,902
5.00% due 08/15/36	104,627	108,752
5.00% due 09/15/36	890,505	925,799
5.00% due 11/15/36	98,377	102,255
5.00% due 07/15/37	1,200,223	1,247,169
5.00% due 08/15/37	475,252	493,842
5.00% due 10/15/37	111,472	115,832
5.00% due 11/15/37	369,782	384,246
5.00% due 01/15/38	86,361	89,725
5.00% due 02/15/38	4,829,989	5,018,157
5.00% due 03/15/38	856,951	890,337
5.00% due 04/15/38	13,590,120	14,122,175
5.00% due 05/15/38	20,252,894	21,041,913
5.00% due 06/15/38	34,086,281	35,414,225
5.00% due 07/15/38	54,439,222	56,560,637
5.00% due 08/15/38	8,835,057	9,179,441
5.00% due 09/15/38	11,284,277	11,723,893
5.50% due 10/15/32	41,928	43,840
5.50% due 11/15/32	74,798	78,207
5.50% due 02/15/33	991,477	1,036,356
5.50% due 03/15/33	593,646	620,518
5.50% due 05/15/33	354,840	370,902
5.50% due 06/15/33	418,827	437,784
5.50% due 07/15/33	69,505	72,651
5.50% due 08/15/33	97,039	101,431
5.50% due 09/15/33	44,097	46,093
5.50% due 11/15/33	945,717	988,525
5.50% due 01/15/34	919,002	959,739
5.50% due 02/15/34	498,979	521,098
5.50% due 03/15/34	4,910,028	5,127,678

5.50% due 04/15/34	155,110	161,985
5.50% due 05/15/34	251,898	263,064
5.50% due 06/15/34	134,813	140,789
5.50% due 07/15/34	174,057	181,772
5.50% due 08/15/34	112,482	117,468
5.50% due 09/15/34	1,592,505	1,663,097
5.50% due 10/15/34	1,642,778	1,715,599
5.50% due 04/15/36	175,947	183,416
5.50% due 01/15/37	25,807,208	26,898,760
5.50% due 04/15/37	8,244,365	8,602,066
6.00% due 03/15/28	41,005	43,169
6.00% due 06/15/28	20,169	21,233
6.00% due 08/15/28	95,484	100,522
6.00% due 09/15/28	86,411	90,971
6.00% due 10/15/28	51,326	54,034
6.00% due 11/15/28	17,768	18,705
6.00% due 12/15/28	283,282	297,960
6.00% due 03/15/29	4,021	4,234
6.00% due 04/15/29	10,427	10,977
6.00% due 07/15/31	5,242	5,518
6.00% due 01/15/32	53,130	55,917
6.00% due 02/15/32	2,415	2,542
6.00% due 07/15/32	23,558	24,793
6.00% due 09/15/32	30,818	32,434
6.00% due 10/15/32	977,206	1,028,463
6.00% due 11/15/32	45,039	47,402
6.00% due 01/15/33	8,981	9,446
6.00% due 02/15/33	130,367	137,123
6.00% due 03/15/33	166,036	174,641
6.00% due 04/15/33	161,761	170,144
6.00% due 05/15/33	182,417	191,871
6.00% due 12/15/33	135,272	141,795
6.00% due 08/15/34	25,422	26,676
6.00% due 09/15/34	471,039	494,275
6.00% due 10/15/34	295,464	310,038
6.50% due 07/15/09	48	48
6.50% due 04/15/11	521	548
6.50% due 01/15/12	5,100	5,374
6.50% due 02/15/12	3,768	3,970
6.50% due 10/15/12	6,206	6,539
6.50% due 11/15/12	13,894	14,640
6.50% due 01/15/13	6,357	6,703
6.50% due 05/15/13	17,029	17,957
6.50% due 01/15/14	62,444	65,815
6.50% due 02/15/14	3,793	3,998
6.50% due 03/15/14	115,805	122,057
6.50% due 04/15/14	98,479	103,796
6.50% due 05/15/14	153,900	162,208
6.50% due 06/15/14	4,758	5,015
6.50% due 07/15/14	3,870	4,079
6.50% due 08/15/14	117,538	123,883
6.50% due 10/15/14	245	259
6.50% due 05/15/23	9,742	10,251
6.50% due 06/15/23	13,248	13,939
6.50% due 07/15/23	63,193	66,492
6.50% due 08/15/23	11,117	11,698
6.50% due 10/15/23	56,507	59,456
6.50% due 11/15/23	94,248	99,169
6.50% due 12/15/23	206,550	217,331
6.50% due 03/15/26	50,196	53,282
6.50% due 02/15/27	8,520	9,109
6.50% due 12/15/27	5,440	5,790
6.50% due 01/15/28	69,657	74,340
6.50% due 02/15/28	80,203	85,596
6.50% due 03/15/28	157,975	168,648
6.50% due 04/15/28	132,890	141,827
6.50% due 05/15/28	235,454	251,294
6.50% due 06/15/28	284,119	303,235
6.50% due 07/15/28	268,404	286,457
6.50% due 08/15/28	240,891	257,093
6.50% due 09/15/28	287,121	306,439
6.50% due 10/15/28	765,181	816,649
6.50% due 11/15/28	192,428	205,440
6.50% due 12/15/28	263,158	280,891
6.50% due 01/15/29	4,358	4,640
6.50% due 02/15/29	61,317	65,337
6.50% due 03/15/29	52,373	55,765
6.50% due 04/15/29	51,356	54,681
6.50% due 05/15/29	174,051	185,323
6.50% due 06/15/29	77,878	82,922
6.50% due 03/15/31	16,696	17,778
6.50% due 04/15/31	74,811	79,673
6.50% due 05/15/31	332,606	354,212
6.50% due 06/15/31	307,970	327,916
6.50% due 07/15/31	523,244	557,131
6.50% due 08/15/31	176,197	187,609
6.50% due 09/15/31	319,681	340,385
6.50% due 10/15/31	365,378	389,236
6.50% due 11/15/31	80,952	86,196
6.50% due 12/15/31	38,293	40,773
6.50% due 01/15/32	491,746	522,980
6.50% due 02/15/32	160,481	170,673
6.50% due 03/15/32	2,112	2,246
6.50% due 04/15/32	167,358	177,987
6.50% due 05/15/32	402,267	427,817
7.00% due 09/15/10	1,390	1,436
7.00% due 01/15/11	5,716	5,967
7.00% due 03/15/11	15,342	16,017
7.00% due 04/15/11	1,725	1,801
7.00% due 05/15/11	11,276	11,773
7.00% due 07/15/11	16,672	17,405
7.00% due 08/15/11	2,394	2,499
7.00% due 09/15/11	35,807	37,382
7.00% due 11/15/11	9,933	10,370
7.00% due 12/15/11	31,516	32,900
7.00% due 01/15/12	33,881	35,659
7.00% due 12/15/12	11,391	11,988
7.00% due 11/15/31	429,917	458,607
7.00% due 03/15/32	41,830	44,796
7.00% due 01/15/33	106,847	113,913
7.00% due 05/15/33	293,004	311,912
7.00% due 07/15/33	214,712	228,401
7.00% due 10/15/34	42,122	45,108
8.00% due 09/15/29	6,847	7,446
8.00% due 10/15/29	505	549
8.00% due 11/15/29	10,061	10,941
8.00% due 12/15/29	23,411	25,461
8.00% due 01/15/30	32,763	35,644

8.00% due 03/15/30	1,044	1,135
8.00% due 04/15/30	120,632	131,240
8.00% due 06/15/30	2,441	2,655
8.00% due 08/15/30	21,281	23,154
8.00% due 09/15/30	32,621	35,489
8.00% due 11/15/30	12,741	13,862
8.00% due 12/15/30	6,177	6,720
8.00% due 02/15/31	78,850	85,455
8.00% due 03/15/31	34,262	37,132
10.00% due 03/20/14	4,103	4,484
10.00% due 06/20/14	1,741	1,902
10.00% due 07/20/14	4,686	5,121
10.00% due 04/20/16	15,171	16,616
10.00% due 05/20/16	6,884	7,539
10.00% due 08/20/16	2,141	2,345
10.00% due 01/20/17	5,385	5,884
10.00% due 02/20/17	4,763	5,204
10.00% due 03/20/17	9,453	10,328
12.00% due 01/20/16	235	243
12.75% due 07/15/14	25,938	30,139
13.50% due 09/20/14	1,527	1,808
REMIC
Series 2005-74 Class HB 7.50% due 09/15/35 (4)	1,282,902	1,413,141
Series 2005-74 Class HC 7.50% due 09/16/35 (4)	453,421	498,562
Series 2005-74, Class HA 7.50% due 09/16/35 (4)	334,439	352,833

		272,937,372

Regional Authority — 0.9%
Housing Urban Development U.S Government Guar. 5.05% due 08/01/13	10,000,000	11,039,030

Sovereign Agency — 0.3%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	1,774,529
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,406,426

		3,180,955

Total U.S. Government Agencies (cost $687,903,070)		719,046,170

U.S. GOVERNMENT TREASURIES — 8.6%
United States Treasury Notes — 8.6%
2.75% due 02/15/19 (cost $98,828,611)	100,000,000	100,547,000

Total Long-Term Investment Securities (cost $1,127,424,045)		1,137,393,977

REPURCHASE AGREEMENT — 0.7%
Banc of America Securities Joint Repurchase Agreement (5) (cost $8,520,000)	8,520,000	8,520,000

TOTAL INVESTMENTS (cost $1,135,944,045) (6)	98.0%	1,145,913,977
Other assets less liabilities	2.0	23,082,362

NET ASSETS	100.0%	$1,168,996,339

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $43,900,440 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.

(2)	Commercial Mortgage Backed Security

(3)	Variable Rate Security — the rate reflected is as of March 31, 2009, maturity date reflects the stated maturity date.

(4)	Collateralized Mortgage Obligation

(5)	See Note 2 for details on Joint Repurchase Agreement.

(6)	See Note 4 for cost of investments on a tax basis.

FDIC —	Federal Deposit Insurance Corporation

REMIC —	Real Estate Mortgage Investment Conduit

STRIPS —	Separate trading of registered interest and principal of securities.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Portfolio of Investments — March 31, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 59.0%
Advanced Materials — 0.0%
Ceradyne, Inc.†	200	$3,626

Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.†	20,000	82,400

Aerospace/Defense — 0.5%
BAE Systems PLC ADR	10,000	191,300
Boeing Co.	3,100	110,298
Esterline Technologies Corp.†	3,000	60,570
General Dynamics Corp.	7,300	303,607
Lockheed Martin Corp.	2,000	138,060
Northrop Grumman Corp.	1,100	48,004
Spirit Aerosystems Holdings, Inc., Class A†	9,500	94,715
Teledyne Technologies, Inc.†	1,200	32,016
TransDigm Group, Inc.†	1,800	59,112

		1,037,682

Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	3,000	113,670
Triumph Group, Inc.	2,500	95,500
United Technologies Corp.	4,400	189,112

		398,282

Agricultural Chemicals — 0.7%
Monsanto Co.	13,000	1,080,300
Potash Corp. of Saskatchewan, Inc.	250	20,202
Syngenta AG ADR	4,500	180,495
Yara International ASA ADR	5,000	109,750

		1,390,747

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	21,500	597,270

Airlines — 0.3%
Alaska Air Group, Inc.†	1,650	28,991
AMR Corp.†	8,600	27,434
British Airways PLC ADR	4,600	93,794
Cathay Pacific Airways, Ltd. ADR	6,200	30,504
Continental Airlines, Inc., Class B†	7,000	61,670
Delta Air Lines, Inc.†	70,000	394,100

		636,493

Airport Development/Maintenance — 0.0%
Macquarie Airports Management, Ltd. (1)	23,600	29,872

Apparel Manufacturers — 0.2%
Columbia Sportswear Co.	600	17,952
True Religion Apparel, Inc.†	846	9,991
VF Corp.	6,100	348,371

		376,314

Applications Software — 0.5%
Actuate Corp.†	6,617	20,248
Microsoft Corp.	52,650	967,181
Quest Software, Inc.†	6,900	87,492

		1,074,921

Athletic Footwear — 0.5%
NIKE, Inc., Class B	21,100	989,379

Auto-Cars/Light Trucks — 0.4%
Daimler AG	9,154	233,793
Fiat SpA ADR	13,000	91,000
Honda Motor Co., Ltd ADR	9,000	213,300
Nissan Motor Co., Ltd. ADR	19,000	137,750
Toyota Motor Co. ADR	2,550	161,415

		837,258

Auto-Heavy Duty Trucks — 0.3%
New Flyer Industries, Inc.	16,800	116,992
PACCAR, Inc.	16,250	418,600

		535,592

Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	8,200	98,400
Magna International, Inc., Class A	5,000	133,750

		232,150

Banks-Commercial — 1.3%
Banco Bilbao Vizcaya Argentaria ADR	15,000	121,950
Banco Santander SA ADR	40,000	276,000
Bank of Nova Scotia	17,000	416,840
Barclays PLC ADR	13,500	114,750
BB&T Corp.	8,457	143,092
BNP Paribas ADR	6,000	124,200
City National Corp.	1,438	48,561
Commerce Bancshares, Inc.	3,400	123,420
Cullen/Frost Bankers, Inc.	2,268	106,460
East West Bancorp, Inc.	1,341	6,128
F.N.B. Corp.	5,900	45,253
FirstMerit Corp.	4,260	77,532
HSBC Holdings PLC ADR	8,000	225,760
Mitsubishi UFJ Financial Group, Inc. ADR	20,000	98,400
Royal Bank of Canada	9,000	260,280
SVB Financial Group†	200	4,002
TCF Financial Corp.	10,630	125,009
Toronto-Dominion Bank	7,800	269,724
TrustCo Bank Corp. NY	9,500	57,190
Umpqua Holdings Corp.	592	5,364
Westamerica Bancorp	300	13,668

		2,663,583

Banks-Fiduciary — 0.4%
Northern Trust Corp.	397	23,749
The Bank of New York Mellon Corp.	32,658	922,588

		946,337

Banks-Super Regional — 0.5%
PNC Financial Services Group, Inc.	14,600	427,634
US Bancorp	11,450	167,284
Wells Fargo & Co.	29,283	416,990

		1,011,908

Batteries/Battery Systems — 0.0%
EnerSys†	1,500	18,180

Beverages-Non-alcoholic — 0.9%
Hansen Natural Corp.†	500	18,000
Pepsi Bottling Group, Inc.	5,200	115,128
PepsiCo, Inc.	650	33,462
The Coca-Cola Co.	40,050	1,760,197

		1,926,787

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	250	9,708
Central European Distribution Corp.†	1,000	10,760

Diageo PLC ADR	6,200	277,450

		297,918

Brewery — 0.1%
Kirin Holdings Co., Ltd. ADR	5,500	57,970
Molson Coors Brewing Co., Class B	3,100	106,268
SABMiller PLC ADR	6,200	91,450

		255,688

Building & Construction Products-Misc. — 0.0%
Simpson Manufacturing Co., Inc.	3,500	63,070

Building Products-Cement — 0.0%
CRH PLC ADR	4,000	86,960

Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	4,900	25,333

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	1,450	54,346

Building-Residential/Commercial — 0.0%
KB Home	1,000	13,180

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	18,000	245,520
Time Warner Cable, Inc. Class A	3,513	87,122

		332,642

Casino Services — 0.0%
Bally Technologies, Inc.†	3,000	55,260

Cellular Telecom — 0.3%
NTT DoCoMo, Inc. ADR	19,000	259,350
Vodafone Group PLC ADR	26,225	456,840

		716,190

Chemicals-Diversified — 0.2%
E.I. du Pont de Nemours & Co.	11,200	250,096
FMC Corp.	2,000	86,280
Huntsman Corp.	10,900	34,117

		370,493

Chemicals-Specialty — 0.1%
Cabot Corp.	5,600	58,856
Lubrizol Corp.	3,100	105,431

		164,287

Circuit Boards — 0.0%
Park Electrochemical Corp.	2,700	46,656

Coal — 0.1%
Peabody Energy Corp.	5,000	125,200

Coatings/Paint — 0.1%
RPM International, Inc.	4,700	59,831
Valspar Corp.	7,300	145,781

		205,612

Commercial Services — 0.2%
Steiner Leisure, Ltd.†	2,800	68,348
TeleTech Holdings, Inc.†	12,500	136,125
Weight Watchers International, Inc.	6,100	113,155

		317,628

Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	6,800	239,088
Equifax, Inc.	3,200	78,240
Lender Processing Services, Inc.	5,648	172,885
Mastercard, Inc., Class A	6,700	1,122,116
The Western Union Co.	11,000	138,270
Visa, Inc., Class A	22,600	1,256,560
Wright Express Corp.†	2,400	43,728

		3,050,887

Computer Aided Design — 0.1%
ANSYS, Inc.†	2,100	52,710
Aspen Technology, Inc.†	12,000	83,880
Autodesk, Inc.†	700	11,767

		148,357

Computer Services — 0.2%
Accenture, Ltd., Class A	12,000	329,880

Computers — 2.1%
Apple, Inc.†	15,750	1,655,640
Hewlett-Packard Co.	68,950	2,210,537
International Business Machines Corp.	5,000	484,450
Research In Motion, Ltd.†	4,000	172,280

		4,522,907

Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	30,000	103,500
Diebold, Inc.	1,800	38,430
Echelon Corp.†	1,488	12,038

		153,968

Computers-Memory Devices — 0.3%
EMC Corp.†	48,000	547,200
NetApp, Inc.†	7,500	111,300

		658,500

Consulting Services — 0.1%
Huron Consulting Group, Inc.†	1,200	50,916
Navigant Consulting, Inc.†	4,000	52,280

		103,196

Consumer Products-Misc. — 0.3%
Clorox Co.	8,200	422,136
Kimberly-Clark Corp.	2,600	119,886
Tupperware Brands Corp.	3,600	61,164
WD-40 Co.	500	12,070

		615,256

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	3,300	42,966

Cosmetics & Toiletries — 0.2%
Chattem, Inc.†	1,700	95,285
Procter & Gamble Co.	5,000	235,450
The Estee Lauder Cos., Inc., Class A	6,000	147,900

		478,635

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	6,893	125,453

Diagnostic Equipment — 0.0%
Immucor, Inc.†	2,700	67,905

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,400	25,368
OraSure Technologies, Inc.†	677	1,713

		27,081

Dialysis Centers — 0.1%
DaVita, Inc.†	1,500	65,925
Fresenuis Medical Care AG ADR	4,600	178,020

		243,945

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	200	15,944
Merit Medical Systems, Inc.†	4,500	54,945

		70,889

Distribution/Wholesale — 0.2%
Genuine Parts Co.	14,337	428,103

Diversified Banking Institutions — 1.5%
JPMorgan Chase & Co.	68,650	1,824,717
Morgan Stanley	10,000	227,700
The Goldman Sachs Group, Inc.	9,800	1,038,996

		3,091,413

Diversified Manufacturing Operations — 1.0%
3M Co.	3,100	154,132
Barnes Group, Inc.	2,100	22,449
General Electric Co.	31,500	318,465
Honeywell International, Inc.	14,900	415,114
Parker Hannifin Corp.	10,500	356,790
Siemens AG ADR	10,400	592,488
Teleflex, Inc.	3,958	154,718
Tomkins PLC ADR	20,000	137,000

		2,151,156

Diversified Minerals — 0.3%
Anglo American PLC ADR	16,835	143,603
BHP Billiton, Ltd. ADR	10,400	463,840

		607,443

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	13,450	987,768
Blue Nile, Inc.†	487	14,683

		1,002,451

E-Commerce/Services — 0.2%
NetFlix, Inc.†	400	17,168
priceline.com, Inc.†	4,000	315,120

		332,288

Electric Products-Misc. — 0.2%
Emerson Electric Co.	13,100	374,398

Electric-Integrated — 2.0%
CMS Energy Corp.	15,000	177,600
DTE Energy Co.	5,600	155,120
E.ON AG ADR	8,500	235,280
Edison International	2,000	57,620
FPL Group, Inc.	16,400	831,972
Great Plains Energy, Inc.	2,300	30,981
Integrys Energy Group, Inc.	1,900	49,476
International Power PLC ADR	4,000	121,600
Northeast Utilities	13,400	289,306
NSTAR	3,000	95,640
Pepco Holdings, Inc.	3,400	42,432
PG&E Corp.	7,000	267,540
Progress Energy, Inc.	20,100	728,826
RWE AG ADR	2,500	175,375
SCANA Corp.	2,200	67,958
Scottish & Southern Energy PLC ADR	5,000	81,250
Southern Co.	5,000	153,100
Wisconsin Energy Corp.	4,400	181,148
Xcel Energy, Inc.	24,800	462,024

		4,204,248

Electronic Components-Misc. — 0.1%
Delta Electronics (Thailand) PCL	103,000	26,719
Garmin, Ltd.	2,100	44,541
Gentex Corp.	9,700	96,612
Technitrol, Inc.	10,600	18,126

		185,998

Electronic Components-Semiconductors — 0.9%
Broadcom Corp., Class A†	19,000	379,620
Intel Corp.	68,500	1,030,925
Lattice Semiconductor Corp.†	200	276
LSI Corp.†	3,032	9,217
Microchip Technology, Inc.	22,600	478,894
Microsemi Corp.†	4,000	46,400
QLogic Corp.†	2,800	31,136
Supertex, Inc.†	861	19,889

		1,996,357

Electronic Connectors — 0.1%
Amphenol Corp., Class A	9,000	256,410

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	1,000	4,440

Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,308	134,928

Electronic Measurement Instruments — 0.0%
FLIR Systems, Inc.†	350	7,168
Itron, Inc.†	1,050	49,717
Trimble Navigation, Ltd.†	1,670	25,518

		82,403

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	8,700	165,822

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,500	101,700

Energy-Alternate Sources — 0.4%
First Solar, Inc.†	6,300	836,010

Engineering/R&D Services — 0.2%
EMCOR Group, Inc.†	3,500	60,095
Fluor Corp.	4,000	138,200
Jacobs Engineering Group, Inc.†	7,500	289,950

		488,245

Enterprise Software/Service — 0.5%
BMC Software, Inc.†	9,903	326,799
Informatica Corp.†	2,000	26,520
Omnicell, Inc.†	412	3,222
Oracle Corp.†	20,439	369,333
SAP AG ADR	6,300	222,327

Sybase, Inc.†	1,100	33,319

		981,520

Entertainment Software — 0.3%
Activision Blizzard, Inc.†	59,000	617,140
Take-Two Interactive Software, Inc.	5,000	41,750

		658,890

Finance-Investment Banker/Broker — 0.2%
Credit Suisse Group AG ADR	3,000	91,470
Knight Capital Group, Inc., Class A†	5,000	73,700
Nomura Holdings, Inc. ADR	11,000	55,330
The Charles Schwab Corp.	15,400	238,700

		459,200

Food-Catering — 0.1%
Compass Group PLC ADR	45,000	204,300

Food-Confectionery — 0.0%
The J.M. Smucker Co.	2,500	93,175

Food-Dairy Products — 0.0%
Dean Foods Co.†	2,443	44,169

Food-Misc. — 1.5%
B&G Foods, Inc.(2)	7,300	80,227
Campbell Soup Co.	1,150	31,464
General Mills, Inc.	20,484	1,021,742
Groupe Danone ADR	12,000	116,160
H.J. Heinz Co.	4,000	132,240
Kellogg Co.	3,600	131,868
Kraft Foods, Inc., Class A	26,490	590,462
Nestle SA ADR	17,500	587,125
Ralcorp Holdings, Inc.†	500	26,940
Unilever PLC ADR	18,000	340,740
Zhongpin, Inc.†	10,000	88,800

		3,147,768

Food-Retail — 0.3%
Dairy Farm International Holdings, Ltd. ADR	2,528	56,374
Koninklijke Ahold NV ADR	10,000	109,000
Safeway, Inc.	11,150	225,119
The Kroger Co.	6,550	138,991

		529,484

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc.	2,000	31,160

Forestry — 0.2%
Plum Creek Timber Co., Inc.	1,600	46,512
Weyerhaeuser Co.	9,700	267,429

		313,941

Gas-Distribution — 0.4%
Energy Savings Income Fund (2)	6,839	57,498
Sempra Energy	17,600	813,824
Vectren Corp.	2,600	54,834

		926,156

Health Care Cost Containment — 0.1%
McKesson Corp.	7,450	261,048

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	5,700	36,366

Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	5,000	49,450

Hotel/Motels — 0.0%
Red Lion Hotels Corp.†	11,150	32,670

Human Resources — 0.0%
AMN Healthcare Services, Inc.†	2,148	10,955
Resources Connection, Inc.†	2,264	34,141
Robert Half International, Inc.	1,300	23,179
TrueBlue, Inc.†	2,100	17,325

		85,600

Import/Export — 0.3%
Mitsubishi Corp. ADR	21,000	556,500

Industrial Automated/Robotic — 0.0%
Intermec, Inc.†	500	5,200

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,100	174,375

Instruments-Scientific — 0.5%
Dionex Corp.†	2,421	114,392
FEI Co.†	3,500	54,005
Thermo Fisher Scientific, Inc.†	21,800	777,606
Waters Corp.†	400	14,780

		960,783

Insurance Brokers — 0.1%
AON Corp.	3,400	138,788

Insurance-Life/Health — 0.2%
Prudential PLC ADR	11,000	108,460
StanCorp Financial Group, Inc.	4,150	94,537
Unum Group	24,400	305,000

		507,997

Insurance-Multi-line — 1.1%
ACE, Ltd.	20,000	808,000
Allianz SE ADR	12,000	100,320
Allstate Corp.	15,176	290,621
AXA SA ADR	19,000	227,620
HCC Insurance Holdings, Inc.	10,028	252,605
MetLife, Inc.	13,300	302,841
United Fire & Casualty Co.	1,700	37,332
Zurich Financial Services AG ADR	18,000	285,120

		2,304,459

Insurance-Property/Casualty — 0.5%
Chubb Corp.	4,000	169,280
Fidelity National Financial, Inc., Class A	15,155	295,674
Mercury General Corp.	900	26,730
The Travelers Cos., Inc.	6,000	243,840
Tokio Marine Holdings, Inc. ADR	8,000	196,560
Zenith National Insurance Corp.	3,700	89,207

		1,021,291

Insurance-Reinsurance — 0.6%
Aspen Insurance Holdings, Ltd.	25,000	1,012,500
Max Re Capital, Ltd.	5,448	93,924
Reinsurance Group of America, Inc.	3,000	97,170

		1,203,594

Internet Application Software — 0.0%
Art Technology Group, Inc.†	9,841	25,095
eResearchTechnology, Inc.†	6,300	33,138

		58,233

Internet Security — 0.3%
Symantec Corp.†	47,300	706,662
VeriSign, Inc.†	500	9,435

		716,097

Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	900	21,600

Investment Companies — 0.0%
Apollo Investment Corp.	5,200	18,096

Investment Management/Advisor Services — 0.4%
AllianceBernstein Holding LP	12,712	187,120
Franklin Resources, Inc.	11,725	631,626

		818,746

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.†	1,000	5,920

Leisure Products — 0.0%
WMS Industries, Inc.†	2,000	41,820

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	5,275	167,165

Machinery-Farming — 0.2%
Deere & Co.	13,500	443,745

Machinery-General Industrial — 0.1%
Chart Industries, Inc.†	1,000	7,880
IDEX Corp.	2,950	64,517
Middleby Corp.†	1,000	32,430

		104,827

Machinery-Material Handling — 0.0%
Cascade Corp.	750	13,223

Machinery-Pumps — 0.1%
Flowserve Corp.	2,200	123,464

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	2,200	73,194
IMS Health, Inc.	8,501	106,007
Quality Systems, Inc.	251	11,358

		190,559

Medical Instruments — 0.8%
Beckman Coulter, Inc.	2,124	108,345
Edwards Lifesciences Corp.†	2,450	148,543
Intuitive Surgical, Inc.†	5,000	476,800
Kensey Nash Corp.†	4,000	85,080
Medtronic, Inc.	10,100	297,647
St. Jude Medical, Inc.†	14,000	508,620
Techne Corp.	650	35,562

		1,660,597

Medical Labs & Testing Services — 0.1%
CML Healthcare Income Fund	5,600	58,452
Covance, Inc.†	3,600	128,268

		186,720

Medical Products — 1.4%
Baxter International, Inc.	29,900	1,531,478
Becton, Dickinson & Co.	200	13,448
Covidien, Ltd.	28,500	947,340
Johnson & Johnson	6,700	352,420
Varian Medical Systems, Inc.†	3,300	100,452
Zoll Medical Corp.†	3,000	43,080

		2,988,218

Medical-Biomedical/Gene — 1.6%
Amgen, Inc.†	24,650	1,220,668
Amylin Pharmaceuticals, Inc.†	500	5,875
Bio-Rad Laboratories, Inc., Class A†	600	39,540
Cubist Pharmaceuticals, Inc.†	2,000	32,720
Dendreon Corp.†	2,300	9,660
Genzyme Corp.†	1,500	89,085
Gilead Sciences, Inc.†	40,125	1,858,590
Human Genome Sciences, Inc.†	30,000	24,900
Life Technologies Corp.†	1,490	48,395
Martek Biosciences Corp.†	1,350	24,638
Myriad Genetics, Inc.†	2,200	100,034

		3,454,105

Medical-Drugs — 3.6%
Abbott Laboratories	38,600	1,841,220
Allergan, Inc.	3,936	187,983
AstraZeneca PLC ADR	7,800	276,510
Biovail Corp.	4,700	51,465
Bristol-Myers Squibb Co.	82,400	1,806,208
Cephalon, Inc.†	6,000	408,600
GlaxoSmithKline PLC ADR	6,500	201,955
Merck & Co., Inc.	12,900	345,075
Novartis AG ADR	14,300	540,969
Novo Nordisk A/S ADR	6,000	287,880
PharMerica Corp.†	3,001	49,937
Roche Holding AG ADR	14,800	509,120
Schering-Plough Corp.	12,400	292,020
Shire PLC ADR	3,500	125,790
Wyeth	17,200	740,288

		7,665,020

Medical-Generic Drugs — 0.3%
Mylan, Inc.†	1,500	20,115
Teva Pharmaceutical Industries, Ltd. ADR	11,675	525,959
Watson Pharmaceuticals, Inc.†	1,600	49,776

		595,850

Medical-HMO — 0.0%
Health Net, Inc.†	800	11,584

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	4,700	180,198

Medical-Nursing Homes — 0.0%
Skilled Healthcare Group, Inc. Class A†	8,400	68,964
Sun Healthcare Group, Inc.†	1,500	12,660

		81,624

Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,400	38,486
LHC Group, Inc.†	2,400	53,472

		91,958

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	1,000	32,660

Metal Processors & Fabrication — 0.1%
Dynamic Materials Corp.	3,300	30,228
Haynes International, Inc.†	3,500	62,370
Precision Castparts Corp.	1,250	74,875
Sims Group, Ltd.(1)	2,300	27,271
Sims Group, Ltd. ADR	5,900	70,328

		265,072

Metal-Aluminum — 0.1%
Alcoa, Inc.	13,700	100,558

Metal-Diversified — 0.1%
Rio Tinto PLC ADR	1,000	134,060

Mining — 0.0%
Dominion Mining, Ltd.(1)	17,600	68,506

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	15,447	206,835

Multimedia — 0.2%
The Walt Disney Co.	19,700	357,752
WPP PLC ADR	4,500	125,775

		483,527

Networking Products — 0.8%
Cisco Systems, Inc.†	95,800	1,606,566
Polycom, Inc.†	1,300	20,007

		1,626,573

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	14,495	248,589
Waste Connections, Inc.†	2,600	66,820

		315,409

Office Automation & Equipment — 0.1%
Ricoh Co., Ltd. ADR	2,000	118,520

Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	1,000	62,860
Nabors Industries, Ltd.†	9,308	92,987
Transocean, Ltd.†	12,501	735,559

		891,406

Oil Companies-Exploration & Production — 1.4%
Apache Corp.	2,025	129,782
Berry Petroleum Co., Class A	3,230	35,401
Chesapeake Energy Corp.	30,000	511,800
Cimarex Energy Co.	3,900	71,682
Comstock Resources, Inc.†	1,900	56,620
Daylight Resources Trust	8,000	43,508
Devon Energy Corp.	11,900	531,811
Enerplus Reserve Fund(2)	13,400	219,358
EOG Resources, Inc.	650	35,594
Harvest Energy Trust	4,900	17,877
Occidental Petroleum Corp.	6,500	361,725
Penn West Energy Trust(2)	25,400	241,046
Plains Exploration & Production Co.†	4,200	72,366
Rosetta Resources, Inc.†	5,500	27,225
Southwestern Energy Co.†	3,600	106,884
St. Mary Land & Exploration Co.	3,000	39,690
Talisman Energy, Inc.	19,300	202,650
Vermilion Energy Trust	2,600	55,473
XTO Energy, Inc.	8,700	266,394
Zargon Energy Trust	2,900	36,526

		3,063,412

Oil Companies-Integrated — 2.1%
BG Group PLC ADR	5,000	376,450
BP PLC ADR	7,600	304,760
Chevron Corp.	15,900	1,069,116
ENI SpA ADR	7,500	287,400
Exxon Mobil Corp.	18,200	1,239,420
Marathon Oil Corp.	11,700	307,593
Royal Dutch Shell PLC ADR	7,000	310,100
Total SA ADR	9,900	485,694

		4,380,533

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	4,500	98,685

Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	8,080	103,343
Sunoco, Inc.	1,100	29,128
Valero Energy Corp.	9,600	171,840

		304,311

Oil-Field Services — 0.0%
Matrix Service Co.†	12,000	98,640

Paper & Related Products — 0.0%
Canfor Pulp Income Fund	27,100	29,877
Kimberly-Clark de Mexico SAB de CV ADR	3,200	50,720

		80,597

Pharmacy Services — 0.5%
Express Scripts, Inc.†	23,500	1,084,995

Pipelines — 0.4%
El Paso Corp.	17,000	106,250
Enterprise Productions Partners LP	13,844	308,029
Kinder Morgan Energy Partners LP	4,938	230,703
ONEOK, Inc.	1,900	42,997
Spectra Energy Corp.	14,000	197,960

		885,939

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	2,300	62,008
SunPower Corp., Class B†	483	9,563

		71,571

Publishing-Books — 0.1%
Reed Elsevier NV ADR	7,000	149,870

Publishing-Newspapers — 0.0%
Gannett Co., Inc.	6,600	14,520

Real Estate Investment Trusts — 3.2%
Acadia Realty Trust	4,673	49,580
Alexandria Real Estate Equities, Inc.	9,074	330,294
AMB Property Corp.	10,600	152,640
American Campus Communities, Inc.	2,000	34,720
American Capital Agency Corp.	3,100	53,041
Annaly Capital Management, Inc.	30,700	425,809
AvalonBay Communities, Inc.	3,673	172,851
Boston Properties, Inc.	6,200	217,186
BRE Properties, Inc.	2,200	43,186
Capital Lease Funding, Inc.	9,700	19,109
Digital Realty Trust, Inc.	3,800	126,084
Douglas Emmett, Inc.	4,300	31,777
EastGroup Properties, Inc.	2,000	56,140
Entertainment Properties Trust	2,700	42,552
Equity Lifestyle Properties, Inc.	2,500	95,250
Equity Residential	5,500	100,925
Essex Property Trust, Inc.	3,850	220,759
Federal Realty Investment Trust	4,000	184,000
Hatteras Financial Corp.	1,700	42,483
HCP, Inc.	35,115	626,803
Health Care REIT, Inc.	9,500	290,605
Home Properties, Inc.	5,500	168,575
Hospitality Properties Trust	4,000	48,000
Host Hotels & Resorts, Inc.	14,300	56,056
Kilroy Realty Corp.	1,200	20,628
Kimco Realty Corp.	30,981	236,075
LTC Properties, Inc.	2,000	35,080
Mack-Cali Realty Corp.	1,100	21,791
Medical Properties Trust, Inc.	6,300	22,995
Mid-America Apartment Communities, Inc.	2,300	70,909
National Retail Properties, Inc.	4,000	63,360
Nationwide Health Properties, Inc.	38,700	858,753
Omega Healthcare Investors, Inc.	6,900	97,152
ProLogis	10,000	65,000
PS Business Parks, Inc.	1,200	44,220
Public Storage	8,200	453,050
Saul Centers, Inc.	1,000	22,970
Simon Property Group, Inc.	10,819	374,770
Tanger Factory Outlet Centers, Inc.	7,700	237,622
Taubman Centers, Inc.	4,000	68,160
Ventas, Inc.	11,500	260,015
Vornado Realty Trust	7,928	263,527
Weingarten Realty Investors, Inc.	2,600	24,752

		6,829,254

Real Estate Operations & Development — 0.1%
Brookfield Asset Management, Inc., Class A	16,000	220,480

Rental Auto/Equipment — 0.1%
Aaron Rents, Inc.	2,535	67,583
McGrath RentCorp.	2,600	40,976

		108,559

Research & Development — 0.0%
Exponent, Inc.†	2,000	50,660

Respiratory Products — 0.0%
ResMed, Inc.†	1,300	45,942

Retail-Apparel/Shoe — 0.4%
Gymboree Corp.†	4,600	98,210
J Crew Group, Inc.†	1,600	21,088
Nordstrom, Inc.	13,623	228,185
Ross Stores, Inc.	11,200	401,856
The Gap, Inc.	9,000	116,910

		866,249

Retail-Automobile — 0.0%
Copart, Inc.†	2,500	74,150

Retail-Building Products — 0.1%
Home Depot, Inc.	12,000	282,720

Retail-Discount — 1.8%
Costco Wholesale Corp.	10,550	488,676
Wal-Mart Stores, Inc.	64,600	3,365,660

		3,854,336

Retail-Drug Store — 0.1%
CVS Caremark Corp.	5,500	151,195

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,000	57,250
Tiffany & Co.	7,700	166,012

		223,262

Retail-Petroleum Products — 0.0%
Suburban Propane Partners, LP	2,200	80,432

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	5,000	211,600

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc., Class A†	1,200	79,656
Jack in the Box, Inc.†	2,096	48,816
McDonald’s Corp.	38,200	2,084,574
Starbucks Corp.†	8,900	98,879

		2,311,925

Savings & Loans/Thrifts — 0.3%
Hudson City Bancorp, Inc.	31,400	367,066
Washington Federal, Inc.	27,090	360,026

		727,092

Schools — 0.4%
Apollo Group, Inc., Class A†	10,300	806,799
DeVry, Inc.	1,600	77,088

		883,887

Semiconductor Components-Integrated Circuits — 0.4%
Cypress Semiconductor Corp.†	1,400	9,478
Emulex Corp.†	8,000	40,240
Exar Corp.†	300	1,872
Integrated Device Technology, Inc.†	15,000	68,250
Linear Technology Corp.	1,800	41,364
Maxim Integrated Products, Inc.	5,500	72,655
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	70,739	633,114

		866,973

Semiconductor Equipment — 0.1%
Applied Materials, Inc.	3,150	33,863
KLA-Tencor Corp.	800	16,000

Novellus Systems, Inc.†	600	9,978
Ultratech, Inc.†	6,500	81,185

		141,026

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	700	19,929

Steel-Producers — 0.2%
ArcelorMittal	5,000	100,200
Nucor Corp.	5,000	190,850
Reliance Steel & Aluminum Co.	1,850	48,711
Schnitzer Steel Industries, Inc., Class A	3,400	106,726

		446,487

Telecom Services — 0.3%
BCE, Inc.	15,400	306,460
Consolidated Communications Holdings, Inc.	6,300	64,638
Embarq Corp.	5,800	219,530
Iowa Telecommunications Services, Inc.	3,900	44,694
MasTec, Inc.†	5,000	60,450
NTELOS Holdings Corp.	2,000	36,280

		732,052

Telecommunication Equipment — 0.1%
Comtech Telecommunications Corp.†	1,200	29,724
Harris Corp.	2,300	66,562
Nortel Networks Corp.†	202	45
Vtech Holdings, Ltd. ADR	900	35,190

		131,521

Telephone-Integrated — 1.9%
AT&T, Inc.	50,850	1,281,420
CenturyTel, Inc.	1,800	50,616
Deutsche Telekom AG ADR	15,000	185,250
France Telecom SA ADR	8,000	181,280
Frontier Communications Corp.	16,000	114,880
Nippon Telegraph & Telephone Corp. ADR	14,400	274,032
Royal KPN NV ADR	15,000	199,500
Telefonica SA ADR	6,000	357,720
Telstra Corp., Ltd. ADR	15,000	166,800
Verizon Communications, Inc.	37,650	1,137,030
Windstream Corp.	20,053	161,627

		4,110,155

Television — 0.1%
CBS Corp., Class B	71,575	274,848

Textile-Apparel — 0.0%
Cherokee, Inc.	3,400	53,040

Therapeutics — 0.0%
Allos Therapeutics, Inc.†	8,000	49,440
CV Therapeutics, Inc.†	1,450	28,826

		78,266

Tobacco — 0.7%
Altria Group, Inc.	20,000	320,400
British American Tobacco PLC ADR	7,000	322,000
Imperial Tobacco Group PLC ADR	5,600	251,440
Lorillard, Inc.	3,500	216,090
Philip Morris International, Inc.	9,000	320,220

		1,430,150

Tools-Hand Held — 0.0%
Snap-On, Inc.	3,000	75,300

Toys — 0.6%
Hasbro, Inc.	1,900	47,633
Mattel, Inc.	75,600	871,668
Nintendo Co., Ltd. ADR	8,200	299,300

		1,218,601

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	2,400	8,784

Transport-Marine — 0.1%
A/S Dampskibsselskabet Torm ADR	2,200	17,050
Alexander & Baldwin, Inc.	2,000	38,060
TBS International, Ltd., Class A†	2,400	17,640
Tidewater, Inc.	3,900	144,807

		217,557

Transport-Rail — 0.8%
Canadian Pacific Railway, Ltd.	4,900	145,187
CSX Corp.	3,000	77,550
Norfolk Southern Corp.	10,300	347,625
Union Pacific Corp.	27,300	1,122,303

		1,692,665

Transport-Services — 0.1%
Expeditors International of Washington, Inc.	5,350	151,352

Transport-Truck — 0.0%
Con-way, Inc.	902	16,173

Travel Services — 0.0%
Ambassadors Group, Inc.	2,350	19,082

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	3,331	59,558

Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	3,213	72,453

Water — 0.0%
California Water Service Group	1,650	69,069

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	1,513	11,499

Web Portals/ISP — 0.5%
Google, Inc., Class A†	2,850	991,971
Sohu.com, Inc.†	2,000	82,620
Yahoo!, Inc.†	700	8,967

		1,083,558

Wire & Cable Products — 0.0%
Belden, Inc.	1,000	12,510

Wireless Equipment — 0.9%
American Tower Corp., Class A†	18,000	547,740
QUALCOMM, Inc.	32,750	1,274,302
Telefonaktiebolaget LM Ericsson ADR	9,000	72,810

ViaSat, Inc.†	3,000	62,460

		1,957,312

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	890	4,788

Total Common Stock
(cost $167,771,543)		125,722,785

EXCHANGE TRADED FUNDS — 0.0%
Index Fund — 0.0%
iShares Russell 3000 Index Fund
(cost $23,224)	300	13,794

PREFERRED STOCK — 0.1%
Banks-Super Regional — 0.0%
KeyCorp Capital X 8.00%	4,500	61,740
National City Capital Trust III 6.63%	800	11,000
National City Capital Trust IV 8.00%	1,000	16,850

		89,590

Finance-Commercial — 0.0%
CIT Group, Inc. 7.75%	6,500	31,980

Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	3,200	36,800
Ashford Hospitality Trust, Inc. Series A 8.55%	3,500	24,850
CapLease, Inc. Series A 8.13%	900	12,366
HRPT Properties Trust 6.50%	2,500	22,175
Huntington Preferred Capital, Inc. 7.88%	1,700	15,300

Total Real Estate Investment Trusts
(cost $145,515)		111,491

Total Preferred Stock
(cost $268,698)		233,061

ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
Banc of America Mtg. Securities, Inc. Series 2004-4, Class 2A1 5.50% due 05/25/34(3)	$945,966	920,800
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A33 5.50% due 10/25/35(3)	208,125	205,239
Countrywide Home Loans Series 2003-50, Class A1 5.00% due 11/25/18(3)	572,413	570,624
Countrywide Home Loans Series 2004-4, Class A5 5.25% due 05/25/34(3)	1,484,484	1,437,978
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(3)	776,900	744,125
Lehman Mtg. Trust Series 2006-2, Class 2A2 5.75% due 04/25/36(3)	305,185	279,005
Wells Fargo Mtg. Backed Securities Trust Series 2007-4, Class A3 6.00% due 04/25/37(3)	1,000,000	504,961

Total Asset Backed Securities
(cost $5,166,140)		4,662,732

CORPORATE BONDS & NOTES — 10.7%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	505,277

Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.20% due 01/22/13*	500,000	489,227

Airlines — 0.0%
Northwest Airlines, Inc. Company Guar. Sec. Pass Through Certificates Series 96-1 8.97% due 01/02/15 (4)(5)	26,006	3

Banks-Commercial — 0.2%
SunTrust Bank FDIC Guar. Notes 3.00% due 11/16/11	500,000	514,483

Banks-Super Regional — 0.3%
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	647,087

Cable TV — 0.4%
Comcast Cable Holdings, Inc. Company Guar. Notes 7.88% due 08/01/13	500,000	506,305
FrontierVision Operating Partnership LP Senior Sub. Notes 11.00% due 09/15/07†(4)(5)	500,000	0

Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	420,801

		927,106

Casino Services — 0.5%
OED Corp. / Diamond Jo LLC Company Guar. Notes 8.75% due 04/15/12	1,250,000	1,000,000

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.25% due 02/24/12	250,000	256,821

Diversified Banking Institutions — 0.6%
Bank of America Corp. Junior Sub. Notes 8.00% due 01/30/18(6)	255,000	102,125
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	782,223
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	413,554

		1,297,902

Electric-Integrated — 2.1%
Florida Power Corp. 1st Mtg. Bonds 6.35% due 09/15/37	500,000	518,834
Illinois Power Co. 1st Mtg. Bonds 7.50% due 06/15/09	670,000	670,577
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	473,727
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,000,000	740,000
Oncor Electric Delivery Co. Senior Sec. Notes 7.00% due 09/01/22	500,000	466,263
Pacific Gas & Electric Co. Senior Notes 4.20% due 03/01/11	500,000	507,717
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	881,139
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	250,000	256,026

		4,514,283

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. 9.25% due 03/01/22†(4)(5)	1,500,000	0
Ogden Corp. 9.25% due 03/01/22†(4)(5)	1,500,000	0

		0

Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	100,000	98,563

Finance-Investment Banker/Broker — 0.1%
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	304,704

Food-Misc. — 0.1%
Kellogg Co. Senior Notes 5.13% due 12/03/12	204,000	215,556

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	250,000	243,496

Medical-Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc. Senior Notes 6.75% due 02/15/11	1,500,000	1,526,953

Multimedia — 0.8%
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	1,500,000	1,517,935
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	150,000	154,787

		1,672,722

Non-Hazardous Waste Disposal — 0.6%
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	750,000	746,250
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	511,539

		1,257,789

Oil Companies-Exploration & Production — 0.1%
Apache Corp. Senior Notes 6.25% due 04/15/12	270,000	286,751

Oil Refining & Marketing — 0.2%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	400,000	349,000

Pipelines — 1.1%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,500,000	1,306,353
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	500,000	475,713
Southern Natural Gas Co. Senior Notes 8.00% due 03/01/32	500,000	453,109

		2,235,175

Publishing-Books — 0.5%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	960,736

Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 5.60% due 11/30/12	150,000	143,966

Real Estate Investment Trusts — 0.7%
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	539,801
Shurgard Storage Centers, Inc. Senior Notes 5.88% due 03/15/13	1,000,000	873,356

		1,413,157

Real Estate Operations & Development — 0.1%
ERP Operating LP Notes 5.50% due 10/01/12	150,000	136,154

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13 (7)	125,000	13

Special Purpose Entity — 0.1%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	102,500

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	305,900

Telecom Services — 0.5%
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,000,000	987,500

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	152,168

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	262,744

Total Corporate Bonds & Notes
(cost $25,277,006)		22,807,736

FOREIGN CORPORATE BONDS & NOTES — 1.1%
Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	365,000

Oil Companies-Integrated — 0.4%
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	915,517

Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	500,000	522,292
Royal KPN NV Senior Notes 8.00% due 10/01/10	350,000	362,094

		884,386

Transport-Rail — 0.1%
Canadian National Railway Co. Senior Notes 4.25% due 08/01/09	125,000	124,937

Total Foreign Corporate Bonds & Notes
(cost $2,467,034)		2,289,840

FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Federal Republic of Brazil Notes 8.00% due 01/15/18
(cost $690,322)	791,000	862,981

U.S. GOVERNMENT AGENCIES — 20.1%
Federal Home Loan Mtg. Corp. — 9.2%
4.50% due 07/01/19	780,342	807,231
4.50% due 06/01/35	1,141,740	1,167,094
5.00% due 06/01/33	511,344	529,338
5.00% due 08/01/33	1,329,603	1,376,700
5.00% due 05/01/34	2,147,716	2,221,984
5.00% due 04/01/35	669,066	692,202
5.50% due 11/01/17	160,163	168,158
5.50% due 01/01/18	218,760	229,679
5.50% due 11/01/18	341,254	357,435
5.50% due 05/01/31	212,059	221,049
5.50% due 11/01/32	521,074	543,164
5.50% due 04/01/33	801,806	835,244
5.50% due 08/01/33	448,646	467,940
5.50% due 12/01/33	710,473	740,369
5.50% due 01/01/34	653,742	680,435
5.50% due 09/01/35	821,783	854,567
5.50% due 01/01/36	708,399	736,659
5.50% due 04/01/36	752,283	781,471
5.75% due 01/15/12	500,000	554,669
6.00% due 04/01/17	124,928	130,688
6.00% due 05/01/17	216,836	226,850
6.00% due 05/01/31	113,606	119,522
6.00% due 09/01/32	71,395	75,024
6.00% due 12/01/33	424,242	446,242
6.00% due 05/01/34	529,883	555,824
6.00% due 01/01/35	1,045,133	1,094,777
6.00% due 06/01/38	967,900	1,013,015
6.50% due 02/01/14	67,166	70,572
6.50% due 01/01/32	229,561	243,967
7.00% due 02/01/15	15,249	16,038

7.00% due 03/01/15	46,660	49,180
7.00% due 06/01/15	15,574	16,441
7.00% due 12/01/15	5,694	6,011
7.00% due 03/01/16	40,030	42,259
7.00% due 02/01/27	46,258	49,974
7.00% due 05/01/30	60	65
7.00% due 01/01/32	56,456	60,850
7.50% due 12/01/30	73,573	79,768
7.50% due 01/01/31	81,932	88,829
7.50% due 02/01/31	14,002	15,181
8.00% due 08/01/30	13,677	14,921
REMIC
Series 3200, Class GA 5.50% due 10/15/27(3)	289,517	295,178
Series 2808, Class PG 5.50% due 04/15/33(3)	600,000	625,138
Series 3341, Class PA 6.00% due 09/15/29(3)	358,750	368,557

		19,670,259

Federal National Mtg. Assoc. — 9.1%
2.00% due 01/09/12	500,000	505,040
4.50% due 11/01/19	800,562	829,148
5.00% due 01/01/18	625,133	653,316
5.00% due 06/01/18	706,251	735,407
5.00% due 10/01/18	459,183	476,983
5.00% due 04/01/34	1,109,839	1,147,903
5.00% due 06/01/34	754,109	779,973
5.50% due 01/01/17	247,214	260,306
5.50% due 02/01/33	825,240	864,751
5.50% due 05/01/33	413,439	431,800
5.50% due 02/01/34	1,190,054	1,236,781
5.50% due 04/01/34	346,951	361,182
5.50% due 08/01/34	420,943	437,372
5.50% due 09/01/34	986,019	1,024,553
5.50% due 01/01/35	635,988	662,074
5.50% due 02/01/35	630,954	656,241
6.00% due 08/01/18	59,843	63,310
6.00% due 05/01/31	217,830	229,107
6.00% due 08/01/31	379,227	398,859
6.00% due 04/01/32	198,018	208,021
6.00% due 01/01/34	419,822	440,768
6.00% due 04/01/37	806,606	843,402
6.25% due 02/01/11	1,000,000	1,056,320
6.50% due 06/01/19	45,981	48,916
6.50% due 09/01/24	93,939	99,095
6.50% due 09/01/25	17,187	18,328
6.50% due 11/01/25	29,703	31,675
6.50% due 05/01/26	26,227	27,969
6.50% due 11/01/27	1,332	1,420
6.50% due 07/01/29	178,379	190,589
6.50% due 07/01/31	10,376	11,026
6.50% due 01/01/32	46,996	49,940
6.50% due 03/01/32	257,152	273,013
6.50% due 04/01/32	297,688	315,965
6.50% due 12/01/32	118,362	125,629
6.50% due 07/01/34	240,960	254,821
7.00% due 05/01/15	1,977	2,072
7.00% due 12/01/15	3,413	3,578
7.00% due 01/01/16	44,091	46,223
7.00% due 04/01/16	14,499	15,235
7.00% due 05/01/29	30,870	33,348
7.00% due 09/01/29	8,745	9,445
7.00% due 12/01/29	3,252	3,513
7.00% due 01/01/31	12,100	13,039
7.00% due 07/01/31	47,232	50,897
7.50% due 02/01/16	190,763	202,823
7.50% due 11/01/30	62,896	66,857
7.50% due 01/01/31	128,010	138,632
7.50% due 02/01/31	31,873	34,520
7.50% due 03/01/31	32,668	34,750
8.00% due 01/01/16	245,787	260,396
REMIC
Series 2007-79, Class MD 5.50% due 12/25/35(3)	1,000,000	1,044,130
Series 2006-7, Class TB 6.00% due 02/25/31(3)	1,000,000	1,038,261
Series 1993-248, Class SA 6.66% due 08/25/23(3)(8)	170,471	168,280
Series 2002-16, Class TM 7.00% due 04/25/32(3)	488,232	526,349

		19,443,351

Government National Mtg. Assoc. — 1.8%
5.50% due 07/20/33	605,050	630,988
5.50% due 02/20/34	428,708	446,829
5.50% due 03/20/34	405,787	422,939
6.00% due 05/20/32	168,708	176,685
6.00% due 07/20/33	341,183	358,096
6.00% due 08/15/34	636,577	667,977
6.50% due 11/15/23	82,249	86,542
6.50% due 12/15/23	323,852	340,755
6.50% due 02/15/24	69,103	72,952
6.50% due 03/20/27	7,356	7,851
6.50% due 04/20/27	43,096	45,992
6.50% due 07/15/32	113,755	120,981
6.50% due 04/20/34	208,578	219,444
7.00% due 12/15/22	18,376	19,676
7.00% due 05/15/23	5,128	5,483
7.00% due 06/15/23	8,191	8,757
7.00% due 12/15/23	16,496	17,649
7.00% due 04/15/28	14,182	15,219
7.50% due 08/15/30	16,503	17,755
7.50% due 09/15/30	5,232	5,629
7.50% due 11/15/30	46,506	50,033
7.50% due 01/15/31	25,907	27,879

REMIC
Series 2002-70, Class PA 4.50% due 08/20/32(3)	81,655	83,817

		3,849,928

Total U.S. Government Agencies
(cost $41,454,207)		42,963,538

U.S. GOVERNMENT TREASURIES — 0.8%
U.S. Treasury Bonds — 0.3%
5.00% due 05/15/37	500,000	622,031

U.S. Treasury Notes — 0.5%
3.75% due 11/15/18	1,000,000	1,090,080

Total U.S. Government Treasuries
(cost $1,673,804)		1,712,111

Total Long-Term Investment Securities
(cost $244,791,978)		201,268,578

REPURCHASE AGREEMENT — 5.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/31/09, to be repurchased 04/01/09 in the amount of $11,090,003 and collateralized by $11,330,000 of United States Treasury Bills, bearing interest at 0.14% due 08/27/09 and having an approximate value of $11,316,404 (cost $11,090,000)	11,090,000	11,090,000

TOTAL INVESTMENTS
(cost $255,881,978) (9)	99.6%	212,358,578
Other assets less liabilities	0.4	846,508

NET ASSETS	100.0%	$213,205,086

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $2,109,662 representing 1.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at March 31, 2009. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Consists of more than one type of securities traded together as a unit.

(3)	Collateralized Mortgage Obligation

(4)	Illiquid security; at March 31, 2009, the aggregate value of these securities was $3 representing 0.0% of net assets.

(5)	Fair valued security; see Note 1

(6)	Variable Rate Security — the rate reflected is as of March 31, 2009, maturity date reflects next reset date.

(7)	Bond is in default.

(8)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.

(9)	See Note 4 for cost of investment on a tax basis.
ADR — American Depository Receipt
FDIC — Federal Deposit Insurance Corporation
REMIC — Real Estate Mortgage Investment Conduit
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — March 31, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 98.2%
Aerospace/Defense — 0.5%
Lockheed Martin Corp.	555	$38,312

Agricultural Chemicals — 2.1%
Agrium, Inc.	660	23,621
Potash Corp. of Saskatchewan, Inc.	970	78,386
The Mosaic Co.	1,160	48,697

		150,704

Apparel Manufacturers — 0.3%
Coach, Inc.†	1,200	20,040

Applications Software — 2.4%
Microsoft Corp.	9,370	172,127

Athletic Footwear — 0.4%
NIKE, Inc., Class B	620	29,072

Banks-Fiduciary — 0.8%
State Street Corp.	1,920	59,098

Banks-Super Regional — 1.7%
PNC Financial Services Group, Inc.	1,955	57,262
Wells Fargo & Co.	4,475	63,724

		120,986

Beverages-Non-alcoholic — 1.9%
PepsiCo, Inc.	2,665	137,194

Coal — 0.1%
CONSOL Energy, Inc.	300	7,572

Commercial Services — 1.3%
Alliance Data Systems Corp.†	2,460	90,897

Commercial Services-Finance — 0.9%
The Western Union Co.	4,950	62,221

Computer Services — 0.6%
Accenture, Ltd., Class A	1,600	43,984

Computers — 3.2%
Apple, Inc.†	65	6,833
Hewlett-Packard Co.	3,935	126,156
International Business Machines Corp.	995	96,405

		229,394

Computers-Memory Devices — 2.0%
EMC Corp.†	12,155	138,567

Cosmetics & Toiletries — 3.0%
Procter & Gamble Co.	4,465	210,257

Diversified Banking Institutions — 3.5%
JPMorgan Chase & Co.	5,210	138,482
The Goldman Sachs Group, Inc.	1,060	112,381

		250,863

Diversified Manufacturing Operations — 3.1%
General Electric Co.	8,510	86,036
Honeywell International, Inc.	4,710	131,221

		217,257

Electric-Integrated — 2.1%
American Electric Power Co., Inc.	1,880	47,489
Exelon Corp.	1,330	60,369
FPL Group, Inc.	735	37,286

		145,144

Electronic Components-Semiconductors — 1.9%
Broadcom Corp., Class A†	1,500	29,970
Intel Corp.	5,325	80,141
Micron Technology, Inc.†	1,400	5,684
Texas Instruments, Inc.	940	15,520

		131,315

Electronic Connectors — 0.6%
Thomas & Betts Corp.†	1,800	45,036

Engineering/R&D Services — 0.9%
ABB, Ltd. ADR	4,800	66,912

Enterprise Software/Service — 2.6%
BMC Software, Inc.†	310	10,230
Oracle Corp.†	9,680	174,918

		185,148

Financial Guarantee Insurance — 0.4%
Assured Guaranty, Ltd.	4,300	29,111

Gold Mining — 0.6%
Barrick Gold Corp.	1,315	42,632

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	480	9,720

Insurance-Life/Health — 0.5%
AFLAC, Inc.	1,650	31,944

Insurance-Multi-line — 0.4%
ACE, Ltd.	485	19,594
Hartford Financial Services Group, Inc.	800	6,280

		25,874

Insurance-Property/Casualty — 1.1%
The Travelers Cos., Inc.	1,900	77,216

Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	1,100	21,340

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	1,400	28,686

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	790	22,088

Machinery-Farming — 0.6%
Deere & Co.	1,350	44,375

Machinery-Pumps — 0.6%
Flowserve Corp.	740	41,529

Medical Instruments — 2.0%
Medtronic, Inc.	3,600	106,092
St. Jude Medical, Inc.†	895	32,515

		138,607

Medical Products — 0.9%
Covidien, Ltd.	1,815	60,331

Medical-Biomedical/Gene — 3.0%
Amgen, Inc.†	2,105	104,240
Genzyme Corp.†	1,795	106,605

		210,845

Medical-Drugs — 6.5%
Abbott Laboratories	3,315	158,126
AstraZeneca PLC ADR	1,370	48,567
Bristol-Myers Squibb Co.	710	15,563
Cephalon, Inc.†	400	27,240
Pfizer, Inc.	700	9,534
Schering-Plough Corp.	2,615	61,583
Wyeth	3,155	135,791

		456,404

Medical-HMO — 2.1%
Coventry Health Care, Inc.†	1,515	19,604
UnitedHealth Group, Inc.	4,710	98,580
WellPoint, Inc.†	710	26,959

		145,143

Metal Processors & Fabrication — 2.6%
Precision Castparts Corp.	3,085	184,791

Metal-Copper — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	1,465	55,831

Networking Products — 2.9%
Cisco Systems, Inc.†	12,420	208,283

Oil & Gas Drilling — 1.8%
Atwood Oceanics, Inc.†	2,500	41,475
Transocean, Ltd.†	1,467	86,318

		127,793

Oil Companies-Exploration & Production — 5.8%
Apache Corp.	3,395	217,585
EOG Resources, Inc.	845	46,272
Noble Energy, Inc.	750	40,410
Ultra Petroleum Corp.†	1,830	65,679
Whiting Petroleum Corp.†	1,500	38,775

		408,721

Oil Companies-Integrated — 5.9%
Exxon Mobil Corp.	2,520	171,612
Hess Corp.	1,550	84,010
Marathon Oil Corp.	4,345	114,230
Petro-Canada	400	10,632
Petroleo Brasileiro SA ADR	1,200	36,564

		417,048

Oil Field Machinery & Equipment — 1.1%
National-Oilwell Varco, Inc.†	2,740	78,665

Oil-Field Services — 0.3%
Halliburton Co.	1,379	21,333

Retail-Apparel/Shoe — 0.5%
Gymboree Corp.†	1,550	33,093

Retail-Building Products — 1.2%
Lowe’s Cos., Inc.	4,720	86,140

Retail-Computer Equipment — 0.5%
GameStop Corp., Class A†	1,150	32,223

Retail-Discount — 2.4%
Wal-Mart Stores, Inc.	3,265	170,106

Retail-Drug Store — 0.8%
CVS Caremark Corp.	2,100	57,729

Retail-Office Supplies — 1.3%
Staples, Inc.	5,225	94,625

Retail-Regional Department Stores — 2.7%
Kohl’s Corp.†	4,425	187,266

Semiconductor Components-Integrated Circuits — 0.4%
Maxim Integrated Products, Inc.	2,110	27,873

Steel-Producers — 0.4%
Nucor Corp.	650	24,811

Telecom Equipment-Fiber Optics — 1.0%
Corning, Inc.	5,560	73,781

Telecom Services — 0.6%
Amdocs, Ltd.†	2,300	42,596

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	33

Telephone-Integrated — 3.1%
AT&T, Inc.	8,605	216,846

Tobacco — 2.7%
Philip Morris International, Inc.	5,300	188,574

Transport-Services — 0.2%
FedEx Corp.	350	15,572

Web Portals/ISP — 1.8%
Google, Inc., Class A†	375	130,522

Wireless Equipment — 1.7%
Nokia OYJ ADR	1,300	15,171
QUALCOMM, Inc.	2,780	108,170

		123,341

Total Common Stock
(cost $8,611,983)		6,945,541

PREFERRED STOCK — 0.5%
Banks-Commercial — 0.5%
Banco Itau Holding Financeira SA ADR
(cost $69,204)	3,325	36,176

Total Long-Term Investment Securities
(cost $8,681,187)		6,981,717

REPURCHASE AGREEMENT — 2.0%
Banc of America Securities Joint Repurchase Agreement(1)
(cost $145,000)	$145,000	145,000

TOTAL INVESTMENTS
(cost $8,826,187)(2)	100.7%	7,126,717
Liabilities in excess of other assets	(0.7)	(51,770)

NET ASSETS	100.0%	$7,074,947

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Portfolio of Investments — March 31, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 97.4%
Aerospace/Defense — 0.6%
Lockheed Martin Corp.	28,165	$1,944,230

Agricultural Chemicals — 2.0%
Agrium, Inc.	33,900	1,213,281
Potash Corp. of Saskatchewan, Inc.	39,900	3,224,319
The Mosaic Co.	59,335	2,490,883

		6,928,483

Apparel Manufacturers — 0.4%
Coach, Inc.†	71,600	1,195,720

Applications Software — 2.4%
Microsoft Corp.	449,755	8,261,999

Banks-Fiduciary — 0.8%
State Street Corp.	93,750	2,885,625

Banks-Super Regional — 1.7%
PNC Financial Services Group, Inc.	95,935	2,809,936
Wells Fargo & Co.	222,075	3,162,348

		5,972,284

Beverages-Non-alcoholic — 1.8%
PepsiCo, Inc.	119,255	6,139,247

Coal — 0.2%
CONSOL Energy, Inc.	32,000	807,680

Commercial Services — 1.9%
Alliance Data Systems Corp.†	177,200	6,547,540

Commercial Services-Finance — 1.8%
The Western Union Co.	487,430	6,126,995

Computer Services — 1.8%
Cognizant Technology Solutions Corp., Class A†	121,200	2,519,748
Perot Systems Corp., Class A†	279,512	3,600,115

		6,119,863

Computers — 1.6%
Hewlett-Packard Co.	105,850	3,393,551
International Business Machines Corp.	22,565	2,186,323

		5,579,874

Computers-Memory Devices — 1.8%
EMC Corp.†	366,215	4,174,851
NetApp, Inc.†	145,700	2,162,188

		6,337,039

Containers-Paper/Plastic — 0.6%
Pactiv Corp.†	137,500	2,006,125

Cosmetics & Toiletries — 2.8%
Procter & Gamble Co.	204,340	9,622,371

Diversified Banking Institutions — 3.4%
JPMorgan Chase & Co.	238,290	6,333,748
The Goldman Sachs Group, Inc.	51,575	5,467,982

		11,801,730

Diversified Manufacturing Operations — 2.2%
General Electric Co.	297,370	3,006,411
Honeywell International, Inc.	159,240	4,436,426

		7,442,837

E-Commerce/Services — 0.4%
priceline.com, Inc.†	19,100	1,504,698

Electric-Integrated — 1.8%
American Electric Power Co., Inc.	101,000	2,551,260
Exelon Corp.	36,480	1,655,827
FPL Group, Inc.	38,045	1,930,023

		6,137,110

Electronic Components-Semiconductors — 1.7%
Broadcom Corp., Class A†	76,000	1,518,480
Intel Corp.	246,645	3,712,007
Texas Instruments, Inc.	48,560	801,726

		6,032,213

Electronic Connectors — 1.4%
Amphenol Corp., Class A	77,600	2,210,824
Thomas & Betts Corp.†	101,600	2,542,032

		4,752,856

Engineering/R&D Services — 0.9%
ABB, Ltd. ADR	231,900	3,232,686

Enterprise Software/Service — 2.5%
BMC Software, Inc.†	99,605	3,286,965
Oracle Corp.†	299,655	5,414,766

		8,701,731

Financial Guarantee Insurance — 0.8%
Assured Guaranty, Ltd.	380,455	2,575,680

Food-Retail — 0.6%
SUPERVALU, Inc.	150,500	2,149,140

Gold Mining — 0.6%
Barrick Gold Corp.	65,080	2,109,894

Instruments-Scientific — 0.5%
Waters Corp.†	45,000	1,662,750

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	23,745	480,836

Insurance-Life/Health — 0.5%
AFLAC, Inc.	88,800	1,719,168

Insurance-Multi-line — 0.6%
ACE, Ltd.	25,200	1,018,080
Hartford Financial Services Group, Inc.	152,800	1,199,480

		2,217,560

Insurance-Property/Casualty — 1.0%
The Travelers Cos., Inc.	86,400	3,511,296

Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	51,900	1,006,860

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	108,500	2,223,165

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	40,870	1,142,725

Machinery-Pumps — 1.2%
Flowserve Corp.	47,400	2,660,088
Graco, Inc.	86,300	1,473,141

		4,133,229

Medical Instruments — 1.5%
Medtronic, Inc.	122,335	3,605,213
St. Jude Medical, Inc.†	45,300	1,645,749

		5,250,962

Medical Products — 0.5%
Covidien, Ltd.	54,580	1,814,239

Medical-Biomedical/Gene — 2.9%
Amgen, Inc.†	72,700	3,600,104
Genzyme Corp.†	71,665	4,256,184
Life Technologies Corp.†	71,000	2,306,080

		10,162,368

Medical-Drugs — 6.5%
Abbott Laboratories	123,865	5,908,360
AstraZeneca PLC ADR	65,300	2,314,885
Bristol-Myers Squibb Co.	36,555	801,286
Cephalon, Inc.†	63,500	4,324,350
Schering-Plough Corp.	133,895	3,153,227
Wyeth	141,550	6,092,312

		22,594,420

Medical-HMO — 2.6%
Coventry Health Care, Inc.†	227,375	2,942,232
Humana, Inc.†	89,000	2,321,120
UnitedHealth Group, Inc.	168,990	3,536,961

		8,800,313

Metal Processors & Fabrication — 2.9%
Precision Castparts Corp.	165,235	9,897,577

Metal-Diversified — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	40,905	1,558,890

Networking Products — 2.1%
Cisco Systems, Inc.†	430,530	7,219,988

Oil & Gas Drilling — 2.1%
Atwood Oceanics, Inc.†	214,958	3,566,153
Noble Corp.	86,700	2,088,603
Transocean, Ltd.†	27,391	1,611,687

		7,266,443

Oil Companies-Exploration & Production — 6.3%
Apache Corp.	116,280	7,452,385
EOG Resources, Inc.	26,455	1,448,676
Noble Energy, Inc.	96,000	5,172,480
Ultra Petroleum Corp.†	107,790	3,868,583
Whiting Petroleum Corp.†	150,300	3,885,255

		21,827,379

Oil Companies-Integrated — 4.1%
Exxon Mobil Corp.	115,320	7,853,292
Hess Corp.	49,135	2,663,117
Marathon Oil Corp.	144,680	3,803,637

		14,320,046

Oil Field Machinery & Equipment — 1.3%
National-Oilwell Varco, Inc.†	151,450	4,348,130

Oil-Field Services — 0.3%
Halliburton Co.	70,853	1,096,096

Retail-Apparel/Shoe — 1.2%
Aeropostale, Inc.†	65,300	1,734,368
Gymboree Corp.†	84,800	1,810,480
Nordstrom, Inc.	36,500	611,375

		4,156,223

Retail-Auto Parts — 0.5%
O’Reilly Automotive, Inc.†	53,300	1,866,033

Retail-Building Products — 0.9%
Lowe’s Cos., Inc.	165,585	3,021,926

Retail-Computer Equipment — 0.8%
GameStop Corp., Class A†	98,000	2,745,960

Retail-Discount — 2.0%
BJ’s Wholesale Club, Inc.†	35,800	1,145,242
Wal-Mart Stores, Inc.	113,180	5,896,678

		7,041,920

Retail-Office Supplies — 0.7%
Staples, Inc.	130,470	2,362,812

Retail-Regional Department Stores — 2.0%
Kohl’s Corp.†	163,845	6,933,920

Semiconductor Components-Integrated Circuits — 0.9%
Maxim Integrated Products, Inc.	224,745	2,968,882

Steel-Producers — 0.4%
Nucor Corp.	35,700	1,362,669

Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	153,625	2,038,604

Telecom Services — 1.2%
Amdocs, Ltd.†	227,800	4,218,856

Telephone-Integrated — 2.3%
AT&T, Inc.	311,795	7,857,234

Tobacco — 2.3%
Philip Morris International, Inc.	218,735	7,782,591

Transport-Services — 0.9%
FedEx Corp.	17,800	791,922
Hub Group, Inc., Class A†	125,700	2,136,900

		2,928,822

Web Portals/ISP — 2.0%
Google, Inc., Class A†	19,705	6,858,522

Wireless Equipment — 1.5%
QUALCOMM, Inc.	137,140	5,336,117

Total Long-Term Investment Securities (cost $415,732,693)		336,651,181

REPURCHASE AGREEMENT — 3.2%
Banc of America Securities Joint Repurchase Agreement(1) (cost $11,165,000)	$11,165,000	11,165,000

TOTAL INVESTMENTS (cost $426,897,693)(2)	100.6%	347,816,181
Liabilities in excess of other assets	(0.6)	(2,065,673)

NET ASSETS	100.0%	$345,750,508

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Portfolio of Investments — March 31, 2009 — (unaudited)

		Market
		Value
Security Description	Shares	(Note 1)

COMMON STOCK — 98.0%
Advanced Materials — 0.4%
Hexcel Corp.†	573,900	$3,770,523

Aerospace/Defense — 1.2%
Lockheed Martin Corp.	147,000	10,147,410

Airlines — 0.7%
Ryanair Holdings PLC ADR†	251,500	5,812,165

Applications Software — 1.8%
Red Hat, Inc.†	841,300	15,008,792

Banks-Commercial — 0.5%
Julius Baer Holding AG (1)	165,170	4,051,949

Beverages-Non-alcoholic — 0.9%
Pepsi Bottling Group, Inc.	339,577	7,518,235

Cable/Satellite TV — 0.5%
Comcast Corp., Class A	308,400	4,206,576

Cellular Telecom — 2.3%
MetroPCS Communications, Inc.†	1,117,333	19,084,048

Chemicals-Diversified — 1.9%
FMC Corp.	376,400	16,237,896

Commercial Services-Finance — 1.0%
Visa, Inc., Class A	159,000	8,840,400

Computer Services — 1.9%
Accenture, Ltd., Class A	276,200	7,592,738
CACI International, Inc., Class A†	238,175	8,691,006

		16,283,744

Computers — 1.4%
Apple, Inc.†	112,100	11,783,952

Computers-Memory Devices — 0.9%
Seagate Technology †	952,900	5,726,929
Western Digital Corp.†	82,328	1,592,223

		7,319,152

Consumer Products-Misc. — 2.5%
Clorox Co.	329,300	16,952,364
The Scotts Miracle-Gro Co., Class A	122,400	4,247,280

		21,199,644

Diversified Banking Institutions — 0.8%
The Goldman Sachs Group, Inc.	64,800	6,870,096

Diversified Manufacturing Operations — 1.6%
Illinois Tool Works, Inc.	292,100	9,011,285
Pentair, Inc.	199,800	4,329,666

		13,340,951

Electric-Integrated — 1.0%
Northeast Utilities	393,600	8,497,824

Electronic Components-Semiconductors — 0.4%
Cavium Networks, Inc.†	276,000	3,185,040

Electronic Measurement Instruments — 3.4%
Axsys Technologies, Inc.†	102,800	4,321,712
FLIR Systems, Inc.†	792,300	16,226,304
Itron, Inc.†	177,600	8,409,360

		28,957,376

Energy-Alternate Sources — 2.0%
First Solar, Inc.†	127,700	16,945,790

Enterprise Software/Service — 4.1%
Autonomy Corp. PLC †(1)	1,075,700	20,155,067
BMC Software, Inc.†	253,000	8,349,000
Concur Technologies, Inc.†	321,300	6,165,747

		34,669,814

Filtration/Separation Products — 0.8%
Pall Corp.	348,700	7,123,941

Finance-Other Services — 0.4%
Deutsche Boerse AG (1)	54,541	3,295,120

Food-Misc. — 2.5%
Nestle SA (1)	489,787	16,579,038
Ralcorp Holdings, Inc.†	91,900	4,951,572

		21,530,610

Health Care Cost Containment — 1.1%
McKesson Corp.	260,000	9,110,400

Insurance Brokers — 0.8%
Marsh & McLennan Cos., Inc.	348,600	7,059,150

Insurance-Property/Casualty — 1.0%
The Travelers Cos., Inc.	213,400	8,672,576

Internet Security — 0.6%
McAfee, Inc.†	159,520	5,343,920

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	206,900	4,239,381

Medical Information Systems — 0.5%
Cerner Corp.†	97,500	4,287,075

Medical Instruments — 3.9%
Intuitive Surgical, Inc.†	172,400	16,440,064
St. Jude Medical, Inc.†	458,900	16,671,837

		33,111,901

Medical Products — 1.4%
Varian Medical Systems, Inc.†	378,900	11,533,716

Medical-Biomedical/Gene — 5.6%
Alexion Pharmaceuticals, Inc.†	188,800	7,110,208
Amgen, Inc.†	319,500	15,821,640
Amylin Pharmaceuticals, Inc.†	255,200	2,998,600
Life Technologies Corp.†	201,900	6,557,712
Myriad Genetics, Inc.†	168,000	7,638,960
Sequenom, Inc.†	515,800	7,334,676

		47,461,796

Medical-Drugs — 6.5%
Abbott Laboratories	365,300	17,424,810
Auxilium Pharmaceuticals, Inc.†	524,700	14,544,684
Cephalon, Inc.†	121,900	8,301,390
Daiichi Sankyo Co., Ltd. (1)	326,500	5,518,194
Shionogi & Co., Ltd. (1)	544,000	9,352,703

		55,141,781

Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	100,000	4,505,000

Medical-HMO — 0.8%
UnitedHealth Group, Inc.	322,900	6,758,297

Motion Pictures & Services — 1.2%
DreamWorks Animation SKG, Inc., Class A†	464,300	10,047,452

Networking Products — 2.1%
Atheros Communications, Inc.†	1,215,120	17,813,659

Oil & Gas Drilling — 1.1%
Helmerich & Payne, Inc.	401,900	9,151,263

Oil Companies-Exploration & Production — 4.0%
EOG Resources, Inc.	146,700	8,033,292
Lundin Petroleum AB †(1)	874,832	4,713,295
Occidental Petroleum Corp.	371,800	20,690,670

		33,437,257

Oil Companies-Integrated — 1.7%
Petro-Canada	237,600	6,315,408
Total SA ADR	164,200	8,055,652

		14,371,060

Oil Field Machinery & Equipment — 0.9%
Dril-Quip, Inc.†	238,900	7,334,230

Oil-Field Services — 0.9%
Schlumberger, Ltd.	182,400	7,409,088

Power Converter/Supply Equipment — 0.4%
SunPower Corp., Class B†	155,708	3,083,018

Real Estate Investment Trusts — 0.7%
Simon Property Group, Inc.	174,100	6,030,824

Retail-Apparel/Shoe — 2.7%
Aeropostale, Inc.†	409,200	10,868,352
Urban Outfitters, Inc.†	743,312	12,168,017

		23,036,369

Retail-Computer Equipment — 0.7%
GameStop Corp., Class A†	223,400	6,259,668

Retail-Consumer Electronics — 3.3%
Best Buy Co., Inc.	742,500	28,185,300

Retail-Discount — 1.0%
BJ’s Wholesale Club, Inc.†	261,300	8,358,987

Retail-Restaurants — 2.0%
Burger King Holdings, Inc.	721,575	16,560,146

Retail-Sporting Goods — 0.5%
Dick’s Sporting Goods, Inc.†	318,132	4,539,744

Schools — 4.4%
Corinthian Colleges, Inc.†	432,600	8,414,070
ITT Educational Services, Inc.†	237,900	28,885,818

		37,299,888

Semiconductor Components-Integrated Circuits — 0.8%
Maxim Integrated Products, Inc.	508,700	6,719,927

Telecom Services — 1.2%
Amdocs, Ltd.†	552,300	10,228,596

Telecommunication Equipment — 1.4%
Nice Systems, Ltd. ADR†	475,242	11,814,516

Tobacco — 0.8%
Philip Morris International, Inc.	186,200	6,624,996

Toys — 3.1%
Marvel Entertainment, Inc.†	250,100	6,640,155
Nintendo Co., Ltd (1)	67,000	19,653,440

		26,293,595

Transport-Services — 1.1%
United Parcel Service, Inc., Class B	188,000	9,253,360

Web Hosting/Design — 2.2%
Equinix, Inc.†	333,100	18,703,565

Wireless Equipment — 1.7%
QUALCOMM, Inc.	374,200	14,560,122

Total Long-Term Investment Securities (cost $941,245,716)		830,022,671

TOTAL INVESTMENTS (cost $941,245,716) (2)	98.0%	830,022,671
Other assets less liabilities	2.0	16,995,001

NET ASSETS	100.0%	$847,017,672

†	Non-income producing security

(1)	Security was valued using fair value procedures at March 31, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Portfolio of Investments — March 31, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 93.6%
Coal — 4.8%
CONSOL Energy, Inc.	222,300	$5,610,852
Peabody Energy Corp.	191,600	4,797,664

		10,408,516

Diversified Minerals — 6.7%
Anglo American PLC (1)	104,526	1,772,180
Cia Vale do Rio Doce ADR	893,200	10,075,296
Xstrata PLC (1)	425,112	2,836,407

		14,683,883

Gold Mining — 2.3%
Barrick Gold Corp.	157,949	5,120,707

Metal-Aluminum — 0.8%
Alumina, Ltd.(1)	1,878,770	1,709,362

Metal-Diversified — 1.7%
Vedanta Resources PLC (1)	394,306	3,811,537

Mining — 4.5%
AngloGold Ashanti, Ltd. ADR	154,827	5,691,440
Gold Fields, Ltd. (1)	364,732	4,102,846

		9,794,286

Non-Ferrous Metals — 2.2%
Cameco Corp.	274,900	4,720,033

Oil Companies-Exploration & Production — 27.8%
Canadian Natural Resources, Ltd.	272,200	10,559,408
Denbury Resources, Inc.†	258,100	3,835,366
Devon Energy Corp.	55,700	2,489,233
EnCana Corp.	184,482	7,550,183
EOG Resources, Inc.	173,000	9,473,480
EQT Corp.	157,300	4,928,209
Newfield Exploration Co.†	129,200	2,932,840
Noble Energy, Inc.	71,900	3,873,972
OAO Gazprom ADR (1)	170,750	2,508,430
Talisman Energy, Inc.	345,800	3,661,509
Ultra Petroleum Corp.†	54,800	1,966,772
XTO Energy, Inc.	222,727	6,819,901

		60,599,303

Oil Companies-Integrated — 26.3%
BP PLC ADR	214,800	8,613,480
ConocoPhillips	54,260	2,124,822
ENI SpA ADR	71,000	2,720,720
Exxon Mobil Corp.	106,984	7,285,610
LUKOIL ADR	62,600	2,347,500
Marathon Oil Corp.	110,300	2,899,787
Petro-Canada	157,400	4,228,377
Petroleo Brasileiro SA ADR	345,100	10,515,197
Royal Dutch Shell PLC ADR	73,100	3,238,330
Suncor Energy, Inc.	205,100	4,577,660
Total SA ADR	178,400	8,752,304

		57,303,787

Oil Refining & Marketing — 4.0%
Reliance Industries, Ltd. GDR*(1)	59,871	3,592,395
Valero Energy Corp.	293,200	5,248,280

		8,840,675

Oil-Field Services — 4.7%
Baker Hughes, Inc.	177,800	5,076,190
Halliburton Co.	190,700	2,950,129
Weatherford International, Ltd.†	205,000	2,269,350

		10,295,669

Pipelines — 2.0%
Williams Cos., Inc.	381,700	4,343,746

Platinum — 2.3%
Anglo American Platinum Corp., Ltd. (1)	97,470	4,928,257

Steel-Producers — 3.5%
ArcelorMittal	108,509	2,174,520
POSCO ADR	42,600	2,846,958
Sumitomo Metal Industries, Ltd. (1)	1,285,000	2,612,574

		7,634,052

Total Common Stock
(cost $221,458,351)		204,193,813

PREFERRED STOCK — 0.3%
Platinum — 0.3%
Anglo Platinum, Ltd. (Convertible) 6.38%(2)
(cost $643,694)	37,751	639,206

Total Long-Term Investment Securities
(cost $222,102,045)		204,833,019

REPURCHASE AGREEMENT — 5.5%
Banc of America Securities Joint Repurchase Agreement (3)
(cost $12,035,000)	$12,035,000	12,035,000

TOTAL INVESTMENTS
(cost $234,137,045) (4)	99.4%	216,868,019
Other assets less liabilities	0.6	1,264,520

NET ASSETS	100.0%	$218,132,539

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $3,592,395 representing 1.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using the fair value procedures at March 31, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	Variable Rate Security— the rate reflected is as of March 31, 2009.

(3)	See Note 2 for details of Joint Repurchase Agreement.

(4)	See Note 4 for cost of investments on a tax basis.
ADR—American Depository Receipt
GDR—Global Depository Receipt
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Portfolio of Investments — March 31, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 59.4%
Aerospace/Defense — 0.4%
Lockheed Martin Corp.	1,375	$94,916

Agricultural Chemicals — 1.4%
Agrium, Inc.	1,200	42,948
Potash Corp. of Saskatchewan, Inc.	2,150	173,742
The Mosaic Co.	2,835	119,013

		335,703

Apparel Manufacturers — 0.2%
Coach, Inc.†	2,300	38,410

Applications Software — 1.5%
Microsoft Corp.	20,185	370,798

Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,220	57,206

Banks-Fiduciary — 0.5%
State Street Corp.	4,120	126,814

Banks-Super Regional — 1.1%
PNC Financial Services Group, Inc.	4,410	129,169
Wells Fargo & Co.	10,030	142,827

		271,996

Beverages-Non-alcoholic — 1.1%
PepsiCo, Inc.	5,340	274,903

Coal — 0.1%
CONSOL Energy, Inc.	600	15,144

Commercial Services — 0.7%
Alliance Data Systems Corp.†	4,700	173,665

Commercial Services-Finance — 0.5%
The Western Union Co.	10,745	135,065

Computer Services — 0.3%
Accenture, Ltd., Class A	3,100	85,219

Computers — 2.1%
Apple, Inc.†	250	26,280
Hewlett-Packard Co.	8,615	276,197
International Business Machines Corp.	2,100	203,469

		505,946

Computers-Memory Devices — 1.2%
EMC Corp.†	24,895	283,803

Cosmetics & Toiletries — 1.8%
Procter & Gamble Co.	9,405	442,881

Diversified Banking Institutions — 2.1%
JPMorgan Chase & Co.	10,745	285,602
The Goldman Sachs Group, Inc.	2,215	234,834

		520,436

Diversified Manufacturing Operations — 1.9%
General Electric Co.	18,185	183,850
Honeywell International, Inc.	9,745	271,496

		455,346

Electric-Integrated — 1.3%
American Electric Power Co., Inc.	3,700	93,462
Exelon Corp.	2,930	132,993
FPL Group, Inc.	1,800	91,314

		317,769

Electronic Components-Semiconductors — 1.0%
Broadcom Corp., Class A†	2,800	55,944
Intel Corp.	9,570	144,028
Micron Technology, Inc.†	2,800	11,368
Texas Instruments, Inc.	2,290	37,808

		249,148

Electronic Connectors — 0.4%
Thomas & Betts Corp.†	3,500	87,570

Engineering/R&D Services — 0.5%
ABB, Ltd. ADR	9,200	128,248

Enterprise Software/Service — 1.7%
BMC Software, Inc.†	895	29,535
Oracle Corp.†	21,700	392,119

		421,654

Financial Guarantee Insurance — 0.2%
Assured Guaranty, Ltd.	8,600	58,222

Gold Mining — 0.4%
Barrick Gold Corp.	2,920	94,666

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	1,110	22,478

Insurance-Life/Health — 0.3%
AFLAC, Inc.	3,400	65,824

Insurance-Multi-line — 0.2%
ACE, Ltd.	1,190	48,076
Hartford Financial Services Group, Inc.	1,400	10,990

		59,066

Insurance-Property/Casualty — 0.6%
The Travelers Cos., Inc.	3,700	150,368

Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	2,300	44,620

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	2,800	57,372

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	1,935	54,103

Machinery-Farming — 0.3%
Deere & Co.	2,600	85,462

Machinery-Pumps — 0.3%
Flowserve Corp.	1,520	85,302

Medical Instruments — 1.1%
Medtronic, Inc.	6,940	204,522
St. Jude Medical, Inc.†	1,760	63,941

		268,463

Medical Products — 0.6%
Covidien, Ltd.	4,090	135,952

Medical-Biomedical/Gene — 1.9%
Amgen, Inc.†	4,525	224,078
Genzyme Corp.†	3,880	230,433

		454,511

Medical-Drugs — 4.0%
Abbott Laboratories	6,815	325,076
AstraZeneca PLC ADR	2,640	93,588
Bristol-Myers Squibb Co.	1,850	40,552
Cephalon, Inc.†	900	61,290
Pfizer, Inc.	1,400	19,068
Schering-Plough Corp.	6,395	150,602
Wyeth	6,885	296,330

		986,506

Medical-HMO — 1.3%
Coventry Health Care, Inc.†	3,740	48,396
UnitedHealth Group, Inc.	10,220	213,905
WellPoint, Inc.†	1,350	51,259

		313,560

Metal Processors & Fabrication — 1.6%
Precision Castparts Corp.	6,385	382,461

Metal-Diversified — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	3,265	124,429

Networking Products — 1.7%
Cisco Systems, Inc.†	25,600	429,312

Oil & Gas Drilling — 1.1%
Atwood Oceanics, Inc.†	5,000	82,950
Transocean, Ltd.†	3,137	184,581

		267,531

Oil Companies-Exploration & Production — 3.3%
Apache Corp.	6,370	408,253
EOG Resources, Inc.	1,905	104,318
Noble Energy, Inc.	1,400	75,432
Ultra Petroleum Corp.†	4,125	148,046
Whiting Petroleum Corp.†	2,600	67,210

		803,259

Oil Companies-Integrated — 3.6%
Exxon Mobil Corp.	5,170	352,077
Hess Corp.	3,270	177,234
Marathon Oil Corp.	9,645	253,567
Petro-Canada	800	21,264
Petroleo Brasileiro SA ADR	2,400	73,128

		877,270

Oil Field Machinery & Equipment — 0.6%
National-Oilwell Varco, Inc.†	5,350	153,599

Oil-Field Services — 0.2%
Halliburton Co.	3,360	51,979

Retail-Apparel/Shoe — 0.3%
Gymboree Corp.†	3,000	64,050

Retail-Building Products — 0.7%
Lowe’s Cos., Inc.	9,815	179,124

Retail-Computer Equipment — 0.3%
GameStop Corp., Class A†	2,450	68,649

Retail-Discount — 1.4%
Wal-Mart Stores, Inc.	6,795	354,020

Retail-Drug Store — 0.5%
CVS Caremark Corp.	4,250	116,833

Retail-Office Supplies — 0.9%
Staples, Inc.	11,570	209,533

Retail-Regional Department Stores — 1.6%
Kohl’s Corp.†	9,350	395,692

Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	5,145	67,965

Steel-Producers — 0.2%
Nucor Corp.	1,500	57,255

Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	12,190	161,761

Telecom Services — 0.3%
Amdocs, Ltd.†	4,200	77,784

Telephone-Integrated — 1.8%
AT&T, Inc.	17,865	450,198

Tobacco — 1.6%
Philip Morris International, Inc.	10,985	390,846

Transport-Services — 0.1%
FedEx Corp.	700	31,143

Web Portals/ISP — 1.1%
Google, Inc., Class A†	765	266,266

Wireless Equipment — 1.1%
Nokia OYJ ADR	2,500	29,175
QUALCOMM, Inc.	5,940	231,125

		260,300

Total Common Stock (cost $18,125,631)		14,570,374

PREFERRED STOCK — 0.3%
Banks-Commercial — 0.3%
Banco Itau Holding Financeira SA ADR (cost $134,561)	6,400	69,632

CORPORATE BONDS & NOTES — 7.2%
Agricultural Operations — 0.2%
Cargill, Inc. Notes 5.60% due 09/15/12*	$50,000	49,819

Airlines — 0.4%
Continental Airlines, Inc. Pass Through Certs. Class A 5.98% due 04/19/22	30,000	22,350
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	44,647
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	28,524	25,764

		92,761

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	47,115

Auto-Cars/Light Trucks — 0.5%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12	100,000	95,849
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 8.50% due 01/18/31	25,000	22,356

		118,205

Banks-Super Regional — 0.2%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	45,019

Data Processing/Management — 0.2%
Fiserv, Inc. Company Guar. Notes 6.13% due 11/20/12	50,000	49,467

Diversified Banking Institutions — 1.2%
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	95,606
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	34,318
Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	87,500
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	77,897

		295,321

Diversified Financial Services — 0.5%
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	32,801
General Electric Capital Corp. Notes Series A 5.88% due 02/15/12	100,000	99,268

		132,069

Electric-Integrated — 0.3%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	33,956
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	10,000	10,185
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	40,000	35,473

		79,614

Finance-Commercial — 0.2%
CIT Group, Inc. Senior Notes 7.63% due 11/30/12	55,000	40,482

Finance-Consumer Loans — 0.3%
HSBC Finance Corp. Senior Notes 6.38% due 10/15/11	100,000	86,453

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	7,216

Gas-Distribution — 0.2%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	50,000	44,862

Hotel/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	25,000	12,738

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	50,000	30,670

Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	100,000	39,026

Insurance-Mutual — 0.2%
Liberty Mutual Insurance Sub. Notes 7.88% due 10/15/26*	75,000	50,132

Insurance-Property/Casualty — 0.6%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	50,000	38,785
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	100,000	99,379

		138,164

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	12,869

Multimedia — 0.2%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	18,521
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	35,000	34,531

		53,052

Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	50,000	25,338
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	50,000	22,327
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	40,000	26,917
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	26,096
Liberty Property LP Senior Notes 5.63% due 10/01/17	10,000	6,812

Realty Income Corp. Senior Notes 6.75% due 08/15/19	40,000	27,611
Simon Property Group LP Senior Notes 6.10% due 05/01/16	80,000	63,340

		198,441

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	36,017
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	9,446
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	4,478
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	18,561

		68,502

Transport-Services — 0.3%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	87,551	85,191

Total Corporate Bonds & Notes (cost $2,177,694)		1,777,188

FOREIGN CORPORATE BONDS & NOTES — 0.6%
Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 8.60% due 12/15/30	50,000	35,259

Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	40,000	31,048

Telephone-Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	85,000	71,668

Total Foreign Corporate Bonds & Notes (cost $178,266)		137,975

MUNICIPAL BONDS & NOTES — 0.4%
U.S. Municipal Bonds & Notes — 0.4%
Illinois State Taxable-Pension 3.85% due 06/01/13	65,000	65,965
Oregon School Boards Assoc. 4.76% due 06/30/28	55,000	46,623

Total U.S. Municipal Bonds & Notes (cost $119,871)		112,588

U.S. GOVERNMENT AGENCIES — 22.6%
Federal Home Loan Mtg. Corp. — 6.7%
4.50% due 09/01/35	116,831	119,425
4.50% due 02/01/39	973,812	995,133
5.00% due 10/01/35	94,350	97,554
5.00% due 12/01/35	157,840	163,200
5.00% due 05/01/38	263,828	272,952

		1,648,264

Federal National Mtg. Assoc. — 10.6%
4.50% due 09/01/35	79,547	81,403
4.50% due 03/01/38	623,562	637,977
4.50% due 08/01/38	653,335	668,439
4.50% due 01/01/39	70,676	72,303
5.00% due 03/01/19	380,285	396,479
5.00% due 04/01/19	70,054	73,037
5.00% due 07/01/33	34,218	35,423
5.00% due 03/01/34	79,263	82,055
5.00% due 09/01/34	50,533	52,266
5.00% due 08/01/35	165,680	171,336
5.00% due 06/01/36	330,467	341,750

		2,612,468

Government National Mtg. Assoc. — 5.1%
5.00% due 11/15/34	183,280	190,654
5.00% due 11/15/35	310,251	322,677
5.50% due 04/15/34	172,237	179,871
6.00% due 10/15/32	56,248	59,198
6.50% due 08/15/23	1,376	1,448
6.50% due 09/15/23	13,101	13,784
6.50% due 10/15/23	1,438	1,513
6.50% due 11/15/23	102,828	108,196
6.50% due 12/15/23	116,399	122,475
6.50% due 09/15/28	8,904	9,518
6.50% due 11/15/28	21,942	23,417
6.50% due 10/15/31	4,138	4,406
6.50% due 02/15/35	98,740	103,930
7.00% due 01/15/33	14,063	14,993
7.00% due 10/15/34	86,053	91,606

		1,247,686

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	25,000	21,640
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	21,571

		43,211

Total U.S. Government Agencies (cost $5,352,536)		5,551,629

U.S. GOVERNMENT TREASURIES — 6.2%
U.S. Treasury Notes — 6.2%
2.38% due 08/31/10	300,000	307,348
3.88% due 05/15/18	600,000	661,875
4.13% due 08/15/10	325,000	340,945

4.63% due 02/15/17	175,000	203,328

Total U.S. Government Treasuries (cost $1,406,763)		1,513,496

Total Long-Term Investment Securities (cost $27,495,322)		23,732,882

REPURCHASE AGREEMENT — 3.5%
Banc of America Securities Joint Repurchase Agreement(1) (cost $870,000)	870,000	870,000

TOTAL INVESTMENTS (cost $28,365,322) (2)	100.2%	24,602,882
Liabilities in excess of other assets	(0.2)	(58,085)

NET ASSETS	100.0%	$24,544,797

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $99,951 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

STRIPS	— Separate trading of registered interest and principal of securities.
Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	March 31, 2009	(Depreciation)

16 Long	E-Mini S&P 500 Index	June 2009	$623,216	$635,840	$12,624
2 Short	U.S. Treasury 10 Year Note	June 2009	708,581	712,594	(4,013)
6 Short	CBT 5 Year Note	June 2009	246,262	248,156	(1,894)

					$6,717

See Notes to Portfolio of Investments.

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO
Portfolio of Investments — March 31, 2009 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount (8)	(Note 1)

COMMON STOCK — 65.8%
Aerospace/Defense — 1.1%
Lockheed Martin Corp.	3,400	$234,702

Airlines — 0.6%
Delta Air Lines, Inc.†	2,757	15,522
Ryanair Holdings PLC ADR†	4,963	114,695

		130,217

Applications Software — 0.4%
Red Hat, Inc.†	4,524	80,708

Auto/Truck Parts & Equipment-Original — 0.1%
Denso Corp.(1)	1,500	30,305

Banks-Commercial — 1.8%
Julius Baer Holding AG(1)	868	21,294
Standard Chartered PLC(1)	7,198	89,287
Sumitomo Mitsui Financial Group, Inc.(1)	700	24,693
Toronto-Dominion Bank	6,200	213,715
Turkiye Garanti Bankasi AS†(1)	27,160	38,654

		387,643

Banks-Fiduciary — 0.3%
State Street Corp.	2,100	64,638

Banks-Super Regional — 1.2%
Capital One Financial Corp.	6,000	73,440
Wells Fargo & Co.	13,200	187,968

		261,408

Beverages-Non-alcoholic — 0.1%
Pepsi Bottling Group, Inc.	1,000	22,140

Brewery — 1.2%
Molson Coors Brewing Co., Class B	5,600	191,968
SABMiller PLC(1)	4,372	65,190

		257,158

Building Products-Cement — 1.0%
Cemex SAB de CV ADR†	2,900	18,125
CRH PLC(1)	9,220	200,298

		218,423

Cellular Telecom — 1.6%
MetroPCS Communications, Inc.†	4,777	81,591
Mobile Telesystems OJSC ADR	900	26,928
Vodafone Group PLC(1)	141,839	247,793

		356,312

Chemicals-Diversified — 0.3%
FMC Corp.	1,374	59,274

Commercial Services-Finance — 0.5%
Visa, Inc., Class A	2,100	116,760

Computer Services — 0.2%
Accenture, Ltd., Class A	800	21,992
Cognizant Technology Solutions Corp., Class A†	1,100	22,869

		44,861

Computers — 0.3%
Apple, Inc.†	550	57,816

Computers-Integrated Systems — 0.1%
NCR Corp.†	2,500	19,875

Computers-Memory Devices — 0.6%
NetApp, Inc.†	9,700	143,948

Consumer Products-Misc. — 0.4%
Clorox Co.	1,900	97,812

Cosmetics & Toiletries — 0.6%
L’Oreal SA(1)	1,882	129,777

Distribution/Wholesale — 0.1%
Wolseley PLC(1)	5,088	16,839

Diversified Banking Institutions — 1.8%
HSBC Holdings PLC(1)	20,800	117,749
The Goldman Sachs Group, Inc.	1,123	119,060
UBS AG†(1)	16,000	151,997

		388,806

Diversified Manufacturing Operations — 1.5%
Danaher Corp.	3,000	162,660
Illinois Tool Works, Inc.	3,000	92,550
Siemens AG(1)	1,463	83,782

		338,992

Diversified Minerals — 0.1%
BHP Billiton PLC(1)	1,088	21,541

Electric-Integrated — 2.3%
Exelon Corp.	3,100	140,709
Northeast Utilities	9,800	211,582
Wisconsin Energy Corp.	4,000	164,680

		516,971

Electric-Transmission — 0.7%
National Grid PLC(1)	20,571	158,156

Electronic Components-Semiconductors — 0.7%
Texas Instruments, Inc.	9,000	148,590

Electronic Measurement Instruments — 0.7%
FLIR Systems, Inc.†	5,457	111,759
Itron, Inc.†	900	42,615

		154,374

Energy-Alternate Sources — 0.3%
First Solar, Inc.†	503	66,748

Enterprise Software/Service — 0.6%
Ariba, Inc.†	2,400	20,952
Autonomy Corp. PLC†(1)	4,300	80,568
Concur Technologies, Inc.†	1,758	33,736

		135,256

Filtration/Separation Products — 0.1%
Pall Corp.	1,300	26,559

Finance-Other Services — 1.0%
Deutsche Boerse AG(1)	3,244	195,988
The NASDAQ OMX Group, Inc.†	989	19,364

		215,352

Food-Misc. — 2.5%
Groupe Danone(1)	3,625	176,948
Nestle SA(1)	9,965	337,310
Ralcorp Holdings, Inc.†	500	26,940

		541,198

Health Care Cost Containment — 0.2%
McKesson Corp.	1,400	49,056

Hotel/Motels — 0.5%
Shangri-La Asia, Ltd.(1)	103,333	118,579

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,200	26,208

Insurance Brokers — 0.8%
Marsh & McLennan Cos., Inc.	9,100	184,275

Insurance-Multi-line — 0.7%
Allianz SE(1)	1,755	147,847

Insurance-Reinsurance — 0.5%
Muenchener Rueckversicherungs AG(1)	979	119,577

Internet Security — 0.4%
McAfee, Inc.†	2,700	90,450

Machinery-Farming — 0.5%
Deere & Co.	3,400	111,758

Medical Information Systems — 0.2%
Cerner Corp.†	800	35,176

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	777	74,095
St. Jude Medical, Inc.†	2,200	79,926

		154,021

Medical Products — 1.8%
Becton, Dickinson & Co.	700	47,068
Covidien, Ltd.	3,700	122,988
Johnson & Johnson	3,300	173,580
Varian Medical Systems, Inc.†	1,534	46,695

		390,331

Medical-Biomedical/Gene — 2.7%
Alexion Pharmaceuticals, Inc.†	1,636	61,612
Amgen, Inc.†	5,000	247,600
Amylin Pharmaceuticals, Inc.†	1,800	21,150
Genzyme Corp.†	3,700	219,743
Life Technologies Corp.†	800	25,984
Myriad Genetics, Inc.†	600	27,282

		603,371

Medical-Drugs — 5.3%
Abbott Laboratories	2,000	95,400
AstraZeneca PLC(1)	5,274	187,073
Auxilium Pharmaceuticals, Inc.†	1,600	44,352
Cephalon, Inc.†	636	43,312
Daiichi Sankyo Co., Ltd.(1)	2,700	45,633
Eisai Co., Ltd.(1)	2,700	79,573
Merck & Co., Inc.	1,900	50,825
Pfizer, Inc.	14,600	198,852
Schering-Plough Corp.	7,900	186,045
Shionogi & Co., Ltd.(1)	3,000	51,577
Wyeth	4,100	176,464

		1,159,106

Medical-Generic Drugs — 1.1%
Teva Pharmaceutical Industries, Ltd. ADR	5,200	234,260

Medical-HMO — 0.5%
UnitedHealth Group, Inc.	5,000	104,650

Metal-Diversified — 1.1%
Rio Tinto PLC(1)	7,051	236,099

Motion Pictures & Services — 0.2%
DreamWorks Animation SKG, Inc., Class A†	2,500	54,100

Multimedia — 0.6%
Viacom, Inc., Class B†	7,200	125,136

Networking Products — 1.2%
Atheros Communications, Inc.†	2,300	33,718
Cisco Systems, Inc.†	14,100	236,457

		270,175

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	1,500	34,155

Oil Companies-Exploration & Production — 3.0%
Canadian Natural Resources, Ltd.	4,600	178,447
EOG Resources, Inc.	3,161	173,096
Noble Energy, Inc.	1,200	64,656
Occidental Petroleum Corp.	4,229	235,344

		651,543

Oil Companies-Integrated — 2.9%
BP PLC(1)	39,732	265,906
Chevron Corp.	1,000	67,240
Hess Corp.	2,200	119,240
Total SA(1)	3,777	187,324

		639,710

Oil-Field Services — 0.9%
Schlumberger, Ltd.	4,700	190,914

Platinum — 0.7%
Impala Platinum Holdings, Ltd.(1)	9,212	154,601

Power Converter/Supply Equipment — 0.2%
SunPower Corp., Class A†	800	19,024
Vestas Wind Systems A/S†(1)	443	19,564

		38,588

Real Estate Management/Services — 0.1%
Mitsubishi Estate Co., Ltd.(1)	3,000	34,245

Real Estate Operations & Development — 0.6%
Brookfield Asset Management, Inc., Class A	10,000	137,800

Retail-Apparel/Shoe — 0.8%
Aeropostale, Inc.†	873	23,187
Industria de Diseno Textil SA(1)	2,859	111,203
Urban Outfitters, Inc.†	2,160	35,359

		169,749

Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	1,458	36,086

Retail-Computer Equipment — 0.3%
GameStop Corp., Class A†	2,135	59,823

Retail-Consumer Electronics — 0.9%
Best Buy Co., Inc.	5,400	204,984

Retail-Restaurants — 0.4%
Burger King Holdings, Inc.	3,772	86,567

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	2,600	37,102

Rubber-Tires — 0.6%
Compagnie Generale des Etablissements Michelin, Class B(1)	3,463	128,217

Schools — 0.7%
ITT Educational Services, Inc.†	1,200	145,704

Semiconductor Components-Integrated Circuits — 0.2%
Maxim Integrated Products, Inc.		2,700	35,667

Semiconductor Equipment — 0.4%
Lam Research Corp.†		4,100	93,357

Telecom Services — 0.2%
Amdocs, Ltd.†		2,000	37,040

Telecommunication Equipment — 0.3%
Nice Systems, Ltd. ADR†		2,700	67,122

Telephone-Integrated — 3.3%
AT&T, Inc.		13,431	338,461
France Telecom SA(1)		8,124	184,748
Koninklijke KPN NV(1)		15,405	206,015

			729,224

Tobacco — 1.4%
Altria Group, Inc.		16,400	262,728
Japan Tobacco, Inc.(1)		15	40,059

			302,787

Toys — 0.6%
Marvel Entertainment, Inc.†		1,874	49,755
Nintendo Co., Ltd.(1)		251	73,627

			123,382

Transport-Rail — 0.4%
East Japan Railway Co.(1)		1,600	83,245

Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.		2,600	118,586
FedEx Corp.		2,200	97,878
United Parcel Service, Inc., Class B		600	29,532

			245,996

Web Hosting/Design — 0.4%
Equinix, Inc.†		1,400	78,610

Web Portals/ISP — 0.1%
NetEase.com, Inc. ADR†		957	25,696

Wireless Equipment — 0.9%
QUALCOMM, Inc.		5,100	198,441

Total Common Stock (cost $17,064,330)			14,427,689

PREFERRED STOCK — 0.0%
Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(2)(3) (cost $0)		1,125	0

RIGHTS — 0.2%
Building Products-Cement — 0.1%
CRH PLC Expires 04/08/09 †		1,919	41,737

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Expires 04/03/09 †		8,666	17,532

Total Rights (cost $20,909)			59,269

ASSET BACKED SECURITIES — 0.3%
Diversified Financial Services — 0.3%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(4)		$25,000	23,333
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(4)		25,000	24,361
Wachovia Bank Commercial Mtg. Trust Series 2005-C20, Class A3SF 0.59% due 07/15/42(4)(5)		22,456	19,921

Total Asset Backed Securities (cost $73,132)			67,615

CORPORATE BONDS & NOTES — 0.0%
Oil Companies-Exploration & Production — 0.0%
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(2)(3) (cost $63,792)		130,000	0

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Special Purpose — 0.7%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	105,055
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 7.50% due 08/26/11	AUD	70,000	52,285

			157,340

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(2)(3)		50,000	0

Total Foreign Corporate Bonds & Notes (cost $169,951)			157,340

FOREIGN GOVERNMENT AGENCIES — 21.0%
Sovereign — 21.0%
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	60,000	87,401
Federal Republic of Germany Bonds 5.25% due 07/04/10	EUR	80,000	111,793
Government of Australia Bonds 5.75% due 06/15/11	AUD	130,000	95,448

Government of Australia Bonds 6.00% due 02/15/17	AUD	250,000	194,201
Government of Canada Bonds 4.50% due 06/01/15	CAD	225,000	204,563
Government of Canada Bonds 5.75% due 06/01/33	CAD	135,000	143,320
Government of Canada Bonds 6.00% due 06/01/11	CAD	85,000	74,463
Government of Finland Bonds 4.38% due 07/04/19	EUR	10,000	14,058
Government of France Bonds 4.75% due 04/25/35	EUR	20,000	28,895
Government of Ireland Bonds 4.40% due 06/18/19	EUR	10,000	12,137
Government of Japan Bonds 0.70% due 12/20/13	JPY	10,400,000	104,793
Government of Japan Bonds 1.40% due 09/20/11	JPY	12,550,000	129,635
Government of Japan Bonds 1.80% due 06/20/17	JPY	15,200,000	161,740
Government of Japan Bonds 2.10% due 12/20/27	JPY	6,850,000	71,093
Government of Japan Bonds 2.20% due 09/20/28	JPY	1,050,000	11,042
Government of Poland Bonds 5.00% due 10/24/13	PLN	370,000	102,140
Government of Poland Bonds 5.75% due 09/23/22	PLN	495,000	134,310
Government of Poland Bonds 6.25% due 10/24/15	PLN	400,000	116,357
Government of Singapore Bonds 3.63% due 07/01/14	SGD	850,000	620,542
Government of the Netherlands Bonds 4.50% due 07/15/17	EUR	15,000	21,358
Hellenic Republic of Greece Bonds 4.60% due 09/20/40	EUR	20,000	21,202
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/19	EUR	50,000	67,043
Kingdom of Belgium Bonds 5.00% due 03/28/35	EUR	10,000	14,117
Kingdom of Denmark Bonds 4.00% due 11/15/10	DKK	405,000	74,659
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	450,000	83,776
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	550,000	102,513
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	200,000	38,925
Kingdom of Denmark Bonds 6.00% due 11/15/09	DKK	335,000	61,251
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	1,115,000	266,675
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	935,000	145,435
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	1,965,000	293,304
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,080,000	353,963
Kingdom of Spain Bonds 4.10% due 07/30/18	EUR	15,000	20,310
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	250,000	32,423
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	1,300,000	176,433
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,565,000	223,092
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	755,000	99,195
Republic of Austria Bonds 4.65% due 01/15/18	EUR	20,000	28,024
Republic of Italy Bonds 6.00% due 05/01/31	EUR	40,000	57,316

Total Foreign Government Agencies (cost $4,628,453)			4,598,945

FOREIGN GOVERNMENT TREASURIES — 2.3%
Sovereign — 2.3%
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	20,000	28,899

United Kingdom Gilt Treasury Bonds 4.25% due 12/07/55	GBP	35,000	49,464
United Kingdom Gilt Treasury Bonds 4.75% due 09/07/15	GBP	15,000	24,179
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	85,000	137,531
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	55,000	87,041
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	40,000	62,972
United Kingdom Gilt Treasury Bonds 6.25% due 11/25/10	GBP	70,000	109,218

Total Foreign Government Treasuries (cost $531,686)			499,304

U.S. GOVERNMENT AGENCIES — 0.9%
Federal Home Loan Mtg. Corp. — 0.8%
4.50% due April TBA		160,000	163,300

Federal National Mtg. Assoc. — 0.1%
4.79% due 11/01/12		25,000	25,849
7.57% due 04/01/10		3,455	3,521

			29,370

Total U.S. Government Agencies (cost $189,073)			192,670

U.S. GOVERNMENT TREASURIES — 1.4%
U.S. Treasury Bonds — 0.2%
4.50% due 05/15/38		40,000	46,700

U.S. Treasury Notes — 1.2%
1.88% due 02/28/14		225,000	227,462
3.88% due 05/15/18		25,000	27,578

			255,040

Total U.S. Government Treasuries (cost $298,904)			301,740

Total Long-Term Investment Securities (cost $23,040,230)			20,304,572

REPURCHASE AGREEMENT — 7.6%
Banc of America Securities Joint Repurchase Agreement(6) (cost $1,665,000)		1,665,000	1,665,000

TOTAL INVESTMENTS (cost $24,705,230)(7)		100.2%	21,969,572
Liabilities in excess of other assets		(0.2)	(41,657)

NET ASSETS		100.0%	$21,927,915

†	Non-income producing security

(1)	Security was valued using fair value procedures at March 31, 2009. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security; see Note 1

(3)	Illiquid security. At March 31, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.

(4)	Commercial Mortgage Backed Security

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.

(6)	See Note 2 for details of Joint Repurchase Agreements.

(7)	See Note 4 for cost of investments on a tax basis.

(8)	Denominated in United States dollars unless otherwise indicated.

ADR	- American Depository Receipt

TBA	- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Futures Contracts

					Unrealized
Number of			Value at	Value as of	Appreciation
Contracts	Description	Expiration Date	Trade Date	March 31, 2009	(Depreciation)

1 Long	U.S. Treasury 5 Year Note	June 2009	$116,782	$118,766	$1,984
1 Short	90 Day Euro Dollar	June 2009	246,485	247,250	(765)
3 Short	CME E-Mini S&P 500 Index	June 2009	118,033	119,220	(1,187)
1 Long	Canadian 10 Year Bond	June 2009	99,292	100,703	1,411
2 Long	SFE 10 Year Treasury Bond	June 2009	1,150,951	1,150,225	(726)
1 Long	Euro-Bobl	June 2009	155,042	154,763	(279)
1 Long	Euro-Bund	June 2009	162,763	165,206	2,443
1 Short	Dow Jones Euro Stoxx 50	June 2009	26,007	26,461	(454)

					$2,427

Open Forward Foreign Currency Contracts

	Contract		In		Delivery	Gross Unrealized
	to Deliver		Exchange For		Date	Appreciation

	AUD	250,000	USD	177,000	04/24/2009	$3,448
*	CAD	176,000	USD	143,443	04/24/2009	3,844
	GBP	215,000	USD	310,669	04/24/2009	2,160
*	JPY	84,441,000	USD	862,997	06/17/2009	8,902
*	TWD	5,546,000	USD	167,806	04/24/2009	4,116
*	USD	918,644	AUD	1,423,000	06/17/2009	65,936
	USD	154,961	BRL	369,000	06/17/2009	1,205
*	USD	178,489	CHF	203,000	06/17/2009	146
	USD	756,912	CNY	5,231,000	04/24/2009	8,609
*	USD	175,832	DKK	1,006,000	06/17/2009	3,310
*	USD	344,090	EUR	270,000	04/24/2009	14,614
*	USD	1,083,176	EUR	830,000	06/17/2009	19,666
*	USD	313,421	GBP	222,000	06/17/2009	5,198
	USD	150,058	INR	7,740,000	04/23/2009	2,168
	USD	209,080	KRW	313,620,000	06/17/2009	18,304
*	USD	442,525	NOK	3,040,000	06/17/2009	8,658
*	USD	4,983	NZD	10,000	06/17/2009	694
*	USD	162,870	PLN	579,000	06/17/2009	3,102
	USD	15,416	RUB	536,000	04/23/2009	276
*	USD	462,461	SEK	4,056,000	06/17/2009	31,227
*	USD	93,898	SGD	144,000	06/17/2009	697
	USD	230,848	TWD	7,850,000	04/23/2009	835
*	USD	119,095	ZAR	1,137,000	04/24/2009	286
*	USD	1,935	ZAR	20,000	06/17/2009	143

						$207,544

	Contract		In		Delivery	Gross Unrealized
	to Deliver		Exchange For		Date	Depreciation

*	AED	332,000	USD	89,469	06/04/2009	$(893)
*	AUD	1,170,000	USD	735,264	06/17/2009	(74,264)
*	CAD	739,000	USD	581,539	06/17/2009	(5,091)
*	CHF	1,328,000	USD	1,149,796	06/17/2009	(18,817)
	CNY	3,492,000	USD	508,297	06/17/2009	(2,932)
*	DKK	4,580,000	USD	781,380	06/17/2009	(34,199)
*	EUR	536,000	USD	698,514	04/24/2009	(13,578)
*	EUR	1,128,000	USD	1,446,132	06/17/2009	(52,669)
*	GBP	542,000	USD	773,679	06/17/2009	(4,210)
	ILS	850,000	USD	200,756	06/17/2009	(785)
*	NOK	7,248,000	USD	1,047,409	06/17/2009	(28,305)
*	NZD	10,000	USD	5,583	06/17/2009	(94)
*	PLN	1,838,000	USD	503,552	06/17/2009	(23,315)
*	SAR	338,000	USD	89,786	06/04/2009	(333)
*	SGD	1,097,000	USD	716,304	06/17/2009	(4,326)
*	USD	91,929	AED	332,000	06/04/2009	(1,567)
*	USD	112,483	CAD	133,000	04/24/2009	(6,991)
*	USD	336,746	CAD	424,000	06/17/2009	(168)
	USD	827,560	CHF	934,000	04/24/2009	(6,681)
	USD	405,584	JPY	38,145,000	04/24/2009	(20,119)
*	USD	1,182,174	JPY	115,816,000	06/17/2009	(10,731)
*	USD	90,958	SAR	338,000	06/04/2009	(839)
*	SEK	7,405,000	USD	853,850	06/17/2009	(47,472)
*	USD	110,119	TWD	3,700,000	04/24/2009	(914)
*	ZAR	1,042,000	USD	107,502	04/24/2009	(1,904)
*	ZAR	20,000	USD	2,068	06/17/2009	(10)

						$(361,207)

		Net Unrealized Appreciation (Depreciation)				$(153,663)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AED — United Arab Emirates Dirham	GBP — British Pound Sterling	RON — New Romanian Leu
AUD — Australian Dollar	ILS — Israeli Shekel	RUB — Russian Ruble
BRL — Brazilian Real	INR — Indian Rupee	SAR — Saudi Riyal
CAD — Canadian Dollar	JPY — Japanese Yen	SEK — Swedish Krona
CHF — Swiss Franc	KRW — South Korean Won	SGD — Singapore Dollar
CNY — Yuan (Chinese) Renminbi	NOK — Norwegian Krone	TWD — Taiwan Dollar
DKK — Danish Krone	NZD — New Zealand Dollar	USD — United States Dollar
EUR — Euro	PLN — Polish Zloty	ZAR — South African Rand
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2009 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
     As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
      Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.
     For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Board has adopted procedures intended to stabilize the Money Market Portfolio’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolio’s market-based net asset value per share deviates from the Portfolio’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board. In addition, in accordance with positions taken by the SEC or its staff, effective November 3, 2008 through January 12, 2009, for shadow pricing purposes the Money Market Portfolio valued certain portfolio securities with remaining maturities of 60 days or less at amortized cost instead of at the market-based value.
     Securities for which market quotations are not readily available or if a development/ significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolios’ net assets as of March 31, 2009:

			Government and
	Money Market Portfolio		Quality Bond Portfolio		Asset Allocation Portfolio
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$—	$—	$100,547,000	$—	$127,529,384	$—
Level 2 - Other Significant Observable Inputs	12,963,791	—	1,045,366,977	—	84,829,191	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	3	—

Total	$12,963,791	$—	$1,145,913,977	$—	$212,358,578	$—

	Growth and Income Portfolio		Growth Portfolio		Capital Appreciation Portfolio
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$6,981,717	$—	$336,651,181	$—	$746,703,866	$—
Level 2 - Other Significant Observable Inputs	145,000	—	11,165,000	—	83,318,805	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—

Total	$7,126,717	$—	$347,816,181	$—	$830,022,671	$—

	Natural Resources Portfolio		Multi-Asset Portfolio		Strategic Multi-Asset Portfolio
		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial
Valuation Inputs	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Level 1 - Unadjusted Quoted Prices	$176,959,032	$—	$16,153,502	$6,717	$10,125,817	$(151,236)
Level 2 - Other Significant Observable Inputs	39,908,987	—	8,449,380	—	11,843,755	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	0	—

Total	$216,868,019	$—	$24,602,882	$6,717	$21,969,572	$(151,236)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Allocation Portfolio		Strategic Multi-Asset Portfolio
		Other		Other
	Investments	Financial	Investments	Financial
	in Securities	Instruments*	in Securities	Instruments*
Balance as of 12/31/2008	$3	$—	$199,746	$—
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	—	—	(61,572)	—
Change in unrealized appreciation(depreciation)	—	—	8,427	—
Net purchases(sales)	—	—	(38,664)	—
Transfers in and/or out of Level 3	—	—	(107,937)	—

Balance as of 3/31/2009	$3	$—	$0	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
Note 2. Repurchase Agreements: As of March 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with Banc of America Securities:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	2.70%	$1,715,000
Government and Quality Bond	13.41	8,520,000
Growth and Income	0.23	145,000
Growth	17.57	11,165,000
Natural Resources	18.94	12,035,000
Multi-Asset	1.37	870,000
Strategic Multi-Asset	2.62	1,665,000
As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:
Banc of America Securities, dated March 31, 2009, bearing interest at a rate of 0.10% per annum, with a principal amount of $63,555,000, a repurchase price of $63,555,177, and a maturity date of April 1, 2009. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	6.88%	08/15/25	$45,215,000	$64,850,349

Note 3. New Accounting Pronouncements: In March 2008, FASB issued FASB Statement No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effects on an entity’s financial reporting. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The disclosure below includes additional information as a result of implementing FAS 161:
Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of March 31, 2009, Strategic Multi-Asset Portfolio had open forward contracts.
A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to the Portfolios of entering into forward contracts include credit risk and market risk. Credit risk arises from the potential of counterparties to default on the contract. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Futures Contracts. Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income. Futures contracts are reported on a schedule following the Portfolio of Investments. As of March 31, 2009, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset.
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is based on a single stock. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.
A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks or they may be unlisted, or traded over-the-counter.
Risks to the Portfolios of entering into futures contracts include credit risk, market risk and with respect to unlisted futures contracts, illiquidity risk. Credit risk arises upon entering into these contracts from the potential inability of counterparties to default on the contract or meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). In addition, unlisted futures contracts, generally, are not traded on an exchange and tend not to be as actively traded making them more difficult to value. Unlisted futures contracts will also be subject to greater counterparty credit risk than a futures contract traded on an exchange.
Note 4. Federal Income Taxes: As of March 31, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
Portfolio	Gain	Loss	Net	Investments
Money Market	$6,702	$(888)	$5,814	$12,963,791
Government and Quality Bond	39,278,987	(29,320,905)	9,958,082	1,135,955,895
Asset Allocation	2,087,588	(48,184,019)	(46,096,431)	258,455,009
Growth and Income	—	(1,848,336)	(1,848,336)	8,975,053
Growth	3,663,525	(85,640,392)	(81,976,867)	429,793,048
Capital Appreciation	39,602,226	(153,524,873)	(113,922,647)	943,945,318
Natural Resources	37,281,804	(54,550,830)	(17,269,026)	234,137,045
Multi-Asset	462,081	(4,352,428)	(3,890,347)	28,493,229
Strategic Multi-Asset	498,580	(3,325,796)	(2,827,216)	24,796,788

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual Reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy

John T. Genoy
President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy

John T. Genoy
President

Date:	May 29, 2009

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer

Date:	May 29, 2009